united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period:4/30/16

Item 1. Reports to Stockholders.

Annual Report
April 30, 2016

1-888-451-TPFG
www.TPFG.com

Distributed by Northern Lights Distributors, LLC
FINRA Member

Dear Fellow Shareholders:

It is my pleasure to offer The Pacific Financial Mutual Funds Annual Report. The annual report is comprehensive; however. I would like to offer some additional details. Pacific Financial Group, Inc. Mutual Funds are comprised of eight mutual funds: Core Equity Fund, Explorer Fund, International Fund, Tactical Fund, Strategic Conservative Fund, Faith & Values Based Moderate Fund, Dynamic Allocation Fund and Flexible Growth & Income Fund. There are two classes of shares, Institutional and Investor, for each of the funds except for the Faith & Values Based Moderate Fund which currently has one share class: Investor. At year end (April 30, 2016), a total of about $1,049,477,000 was under management in these funds. Of that total, about 89% or $932,956,964 was invested in Investor class shares, and about 11% or $116,520,036 was invested in Institutional class shares (the prospectus clearly explains the differences of these two share classes). The same investment methods and strategies were used in both share classes, but, because of different characteristics of the shares, there are variances in performance between the two share classes. Please refer to the prospectus and annual report to see the differences explained in detail.

In general, the twelve months ended April 30, 2016, were challenging for investors with spikes of volatility caused by international risk factors and uncertainty over central bank policy.

Core Equity Fund

The S&P 500 Price Index (the fund’s benchmark) was down by -0.97%. The Core Equity Fund Institutional and Investor share classes finished down by -3.75% and -4.43%, respectively. The S&P 500 Total Return Index (dividends reinvested) rose 1.21%. The fund performed in line with the benchmark through the end of September 2015, when small and mid-caps fell off sharply, pulling the fund down. We reduced the Fund’s small and mid-cap exposure in anticipation of further declines. Since that time, the fund experienced underperformance but to a lesser degree which can be attributed to underperformance across a number of our active managers. We believe heightened market volatility, as well as a shift in leadership among sectors, was the main reason for manager underperformance rather than a fundamental change taking place (meaning, we believe the shift was short-term in nature). The leading contributors to the Fund’s performance during the period were iShares S&P 500 Value ETF which added 0.24% on a weighted basis (11.24% of the portfolio), Vanguard S&P 500 ETF (16.57% of portfolio) adding 0.19% on a weighted basis, and American Beacon Bridgeway Large Cap Value (5.95% of portfolio) adding 0.15% on a weighted basis. Allocations to Nicholas Fund (0% of portfolio as of 4/30/16) which detracted -0.43% on a weighted basis, Vanguard Strategic Equity (5.11% of portfolio) -0.34%, and Hodges Small Cap (0% of the portfolio as of 4/30/16) which detracted -0.26% on a weighted basis were the leading detractors for the period.

Explorer Fund

The S&P 500 Price Index (the fund’s benchmark) was down by -0.97%. The Explorer Fund Institutional and Investor share classes finished down by -4.04% and -4.78%, respectively. The S&P 500 Total Return Index (dividends reinvested) rose 1.21%. The fund performed in line with the benchmark until the end of September 2015, when small and mid-caps fell off sharply, and Energy and Materials stock rallied strongly. Since that time, the fund experienced underperformance but to a lesser degree which can be attributed to heightened market volatility, as well as a shift in leadership among sectors. We believe these shifts are shorter-term in nature rather than a fundamental change taking place. As a result, we have introduced some low-volatility positions in the fund as well as reduced our over and underweighting among sectors so that the fund is positioned neutral relative to the benchmark until we begin to see clarity in the market. The primary contributors to the Fund’s performance during the period were First Trust Consumer Staples ETF (1.04% of portfolio) adding 0.32% on a weighted basis and Financial Select Sector SPDR ETF (10.13% of portfolio) adding 0.25% on a weighted basis. Top detractors for the period were Energy Select Sector SPDR ETF (5.23% of portfolio) detracting -0.59% on a weighted basis, and Technology Select Sector SPDR ETF (16.42% of portfolio) detracting -0.49% on a weighted basis.

International Fund

The International Fund Institutional and Investor share classes posted a negative return of -9.12%, and -9.67%, respectively. The MSCI EAFE NR Index (the benchmark) was down -9.32% for the same time period. The fund performed in line with the benchmark until mid-April, when domestic markets fell behind European and Japan’s markets. Two leading contributors to the Fund’s performance were Oberweis International Opportunities (12.79% of portfolio), adding 0.91% on a weighted basis and MFS International Value (14.90% of position), adding 0.68% on a weighted basis. Two of the leading detractors were T. Rowe Price European Stock (12.18% of portfolio), detracting -0.25%, and Dodge & Cox Global Stock (0% as of 4/30/16), detracting -0.23%.

Strategic Conservative

The Strategic Conservative Fund Institutional and Investor share classes returns were 0.03% and -0.69%, respectively. The Barclays U.S. Intermediate Government/Credit Total Return Index (the benchmark) rose 2.37%. The fund trailed the benchmark during several U.S. Treasury rallies. We believe a diversified portfolio provides stronger long-term results, hence the Fund was underweight to U.S. Treasuries relative to the benchmark. The leading contributors to the Fund’s performance were PIMCO Income (13.13% of portfolio), adding 0.12% on a weighted basis and

iShares National Muni Bond (4.98% of portfolio), which added 0.08% on a weighted basis. Two of the leading detractors were Cohen & Steers Preferred Securities & Income (4.05% of portfolio) (-0.23%) and Guggenheim Floating Rate Strategies (0% as of 4/30/16) (-0.15%).

Tactical Fund

The Tactical Fund Institutional and Investor share classes posted a negative return of -1.62% and -2.37%, respectively. The fund was dragged down in the second half of the calendar year of 2015 due to exposure to short-term bonds. In anticipation of an increase in policy rate, we reduced exposure to interest-rates sensitive investments and increased our exposure to mortgage-backed securities. Two leading contributors to performance were Pimco Mortgage Opportunities (13.12% of portfolio), adding 0.40% on a weighted basis, and AC Alternatives Market Neutral Value (10% of portfolio), adding 0.24% on a weighted basis. Two of the leading detractors were JPMorgan Opportunistic Equity L/S Select (0% as of 4/30/2016), detracting -0.25%, and Altegris Futures Evolution Strategy (0% as of 4/30/2016), detracting -0.15% on a weighted basis.

Faith & Values Based Moderate Fund

The Faith & Values Based Moderate Fund Investor share class returned -3.28% for the year ended 4/30/16. The fund’s benchmark, a blend of 50% S&P 500 TR and 50% Barclays U.S. Intermediate Government Credit Index Total Return, returned 2.04% over the same time period. Due to the restrictive nature of the investment universe, it may at times be difficult to outperform the benchmark. The leading contributors to the Fund’s performance were Guidestone Funds Equity Index (14.52% of portfolio), adding 0.69% on a weighted basis and Guidestone Funds Defensive Market Strategies (12.79% of portfolio), which added 0.59% on a weighted basis. Two of the leading detractors were Guidestone Funds Growth Equity (4.02% of portfolio) (-0.22%) and Timothy Plan High Yield Bond (0% as of 4/30/16) (-0.07%).

Dynamic Allocation Fund

The Dynamic Allocation Fund was fully launched in October, 2015. Because the fund has less than a full calendar year of investment operations, no performance is presented at this time.

Flexible Growth & Income Fund

The Flexible Growth & Income Fund was fully launched in December, 2015. Because the fund has less than a full calendar year of investment operations, no performance is presented at this time.

We are always looking for ways to improve our investment process and how we construct portfolios. We look forward to the challenges and opportunities that we face as investment managers.

Thank you for your confidence in The Pacific Financial Group Mutual Funds.

Very truly yours,

James C. McClendon, C.I.O. and Managing Director
The Pacific Financial Group, Inc.

Mutual Funds Involve Risk Including Possible Loss of Principal. Past performance is no guarantee of future results. Investment return and principal value will vary. Investors’ shares when redeemed may be worth more or less than original cost. Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of fund shares. The Fund’s prospectus contains more complete information, including fees, expenses and risks involved in investing in newly public companies and should be read carefully before investing. Before investing you should carefully consider the investment objectives, risks, shares and expenses of the Pacific Financial family of funds. This and other important information about the funds are contained in the prospectus; to obtain an additional prospectus please call 1-888-451-TPFG. The prospectus should be read carefully before investing. The Pacific Financial family of funds is distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

The S&P 500 Price Index is an unmanaged broad measure of the U.S. stock market. Investors may not invest in the index directly; unlike a fund’s returns, the index does not reflect any fees or expenses. The S&P 500 Total Return Index returns assume reinvestment of dividends. The MSCI EAFE Index is a market-weighted index composed of large and mid-capitalization equities in Europe, Australasia and the Far East. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike a fund’s returns, the Index does not reflect any fees or expenses. The Barclays U.S. Intermediate Government/Credit Total Return Index is an unmanaged index that tracks the performance of intermediate U.S. government securities. Index returns assume reinvestment of dividends, Investors may not invest in the Index directly; unlike a fund’s returns, the Index does not reflect and fees or expenses. The 90 Day Treasury Bill Index in as unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest maturity. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike a fund’s returns, the Index does not reflect any fees or expenses.

7362-NLD-5/19/2016

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO REVIEW (Unaudited)
April 30, 2016

The Fund’s performance figures* for the periods ended April 30, 2016, compared to its benchmark:

		Annualized	Annualized Five	Annualized Since	Annualized Since
	One Year	Three Year	Year	Inception (7/2/07)	Inception (1/2/09)
Pacific Financial Core Equity Fund - Institutional Class	(3.75)%	6.57%	5.36%	1.73%	N/A
Pacific Financial Core Equity Fund - Investor Class	(4.43)%	5.82%	4.61%	N/A	8.69%
S&P 500 Total Return Index **	1.21%	11.26%	11.02%	5.80%	13.90%

Comparison of the Change in Value of a $10,000 Investment

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 2.15% for Institutional Class Shares and 2.90% for Investor Class shares per the August 28, 2015 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Asset Type as of April 30, 2016	% of Net Assets
Exchange Traded Funds - Equity Funds	51.09%
Mutual Funds - Equity Funds	47.84%
Money Market Funds	1.49%
Liabilities in Excess of Other Assets	-0.42%
100.00%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO REVIEW (Unaudited)
April 30, 2016

The Fund’s performance figures* for the periods ended April 30, 2016, compared to its benchmark:

		Annualized	Annualized	Annualized Since	Annualized Since
	One Year	Three Year	Five Year	Inception (7/2/07)	Inception (1/2/09)
Pacific Financial Explorer Fund - Institutional Class	(4.04)%	7.86%	5.12%	1.73%	N/A
Pacific Financial Explorer Fund - Investor Class	(4.78)%	7.04%	4.36%	N/A	7.77%
S&P 500 Total Return Index **	1.21%	11.26%	11.02%	5.80%	13.90%

Comparison of the Change in Value of a $10,000 Investment

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 1.90% for Institutional Class Shares and 2.64% for Investor Class shares per the August 28, 2015 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Sector or Asset Class as of April 30, 2016	% of Net Assets
Money Market Funds	23.61%
Technology	22.19%
Large Cap Growth & Income	14.49%
Large Cap Value	11.05%
Health & Biotechnology	10.88%
Financial Services	10.03%
Leisure Industry	10.00%
Industrial	5.48%
Energy	5.41%
Other*	9.45%
Liabilities in Excess of Other Assets	-22.59%
100.00%

*	Other represents less than 5.41% weightings in the following categories: Consumer Defensive, Materials and Utilities. Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO REVIEW (Unaudited)
April 30, 2016

The Fund’s performance figures* for the periods ended April 30, 2016, compared to its benchmark:

		Annualized Three	Annualized Five	Annualized Since	Annualized Since
	One Year	Year	Year	Inception (7/2/07)	Inception (1/2/09)
Pacific Financial International Fund - Institutional Class	(9.12)%	1.22%	(3.20)%	(5.96)%	N/A
Pacific Financial International Fund - Investor Class	(9.67)%	0.47%	(3.90)%	N/A	(0.38)%
MSCI EAFE Net Total Return Index **	(9.32)%	1.48%	1.69%	(0.53)%	7.11%

Comparison of the Change in Value of a $10,000 Investment

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 2.38% for Institutional Class Shares and 3.13% for Investor Class shares per the August 28, 2015 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	The MSCI EAFE Net Total Return Index is a market-weighted index composed of companies representative of the market structure of 21 developed market countries in Europe, Australasia and the Far East. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Asset Class as of April 30, 2016	% of Net Assets
Mutual Funds - Equity Funds	98.24%
Money Market Funds	1.75%
Other Assets in Excess of Liabilities	0.01%
100.00%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO REVIEW (Unaudited)
April 30, 2016

The Fund’s performance figures* for the periods ended April 30, 2016, compared to its benchmark:

		Annualized Three	Annualized Five	Annualized Since	Annualized Since
	One Year	Year	Year	Inception (7/2/07)	Inception (1/2/09)
Pacific Financial Strategic Conservative Fund - Institutional Class	0.03%	(0.16)%	2.16%	2.21%	N/A
Pacific Financial Strategic Conservative Fund - Investor Class	(0.69)%	(0.90)%	1.40%	N/A	2.07%
Barclays U.S. Intermediate Government/Credit Index **	2.32%	1.70%	2.83%	4.25%	3.74%

Comparison of the Change in Value of a $10,000 Investment

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 2.10% for Institutional Class Shares and 2.85% for Investor Class shares per the August 28, 2015 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	The Barclays U.S. Intermediate Government/Credit Index is an unmanaged index that tracks the performance of intermediate US government securities. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Asset Class as of April 30, 2016	% of Net Assets
Mutual Funds - Debt Funds	80.73%
Exchange Traded Funds - Debt Funds	10.29%
Mutual Funds - Asset Allocation Funds	7.57%
Money Market Funds	2.52%
Liabilities in Excess of Other Assets	-1.11%
100.00%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO REVIEW (Unaudited)
April 30, 2016

The Fund’s performance figures* for the periods ended April 30, 2016, compared to its benchmark:

		Annualized Three	Annualized	Annualized Since	Annualized Since
	One Year	Year	Five Year	Inception (7/2/07)	Inception (1/2/09)
Pacific Financial Tactical Fund - Institutional Class	(1.62)%	(0.36)%	0.97%	0.84%	N/A
Pacific Financial Tactical Fund - Investor Class	(2.37)%	(1.10)%	0.21%	N/A	1.01%
B of A Merrill Lynch 3 Month Treasury Bill Index **	0.15%	0.08%	0.08%	0.59%	0.11%

Comparison of the Change in Value of a $10,000 Investment

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 2.47% for Institutional Class Shares and 3.22% for Investor Class shares per the August 28, 2015 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	The B of A Merrill Lynch 3 Month Treasury Bill Index is an unmanaged index that measures returns of the three-month Treasury Bills. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees and expenses.

Holdings By Asset Class as of April 30, 2016	% of Net Assets
Mutual Funds - Debt Funds	54.80%
Mutual Funds - Equity Funds	33.17%
Mutual Funds - Asset Allocation Funds	11.38%
Other Assets in Excess of Liabilities	0.65%
100.00%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

PACIFIC FINANCIAL FAITH AND VALUES BASED MODERATE FUND
PORTFOLIO REVIEW (Unaudited)
April 30, 2016

The Fund’s performance figures* for the periods ended April 30, 2016, compared to its benchmark:

		Start of Performance
	One Year	(12/3/14) **
Pacific Financial Faith & Values Based Moderate Fund - Investor Class	(3.28)%	(1.82)%
Blend 50% S&P 500 TR/ 50% Barclays Intermediate Government Credit Index ***	2.04%	2.49%

Comparison of the Change in Value of a $10,000 Investment

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 2.87% for Institutional Class Shares and 3.62% for Investor Class shares per the August 28, 2015 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	The Fund commenced operations on May 31, 2013. Start of performance is December 3, 2014.

***	50% - The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses. 50% - The Barclays Intermediate Government/Credit Index is an unmanaged index that tracks the performance of intermediate US government securities. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Top Holdings By Asset Class as of April 30, 2016	% of Net Assets
Mutual Funds - Equity Funds	65.13%
Mutual Funds - Debt Funds	34.19%
Money Market Fund	1.00%
Liabilities in Excess of Other Assets	-0.32%
100.00%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

PACIFIC FINANCIAL DYNAMIC ALLOCATION FUND
PORTFOLIO REVIEW (Unaudited)
April 30, 2016

The Fund’s performance figures* for the period ended April 30, 2016, compared to its benchmark:

Start of Performance
(10/6/15) **
Pacific Financial Dynamic Allocation Fund - Institutional Class	2.16%
Pacific Financial Dynamic Allocation Fund - Investor Class	1.73%
Blend 50% S&P 500 TR/ 50% Barclays Intermediate Government Credit Index **	5.47%

Comparison of the Change in Value of a $10,000 Investment

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 2.63% for Institutional Class Shares and 3.38% for Investor Class shares per the August 28, 2015 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	50% - The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses. 50% - The Barclays Intermediate Government/Credit Index is an unmanaged index that tracks the performance of intermediate US government securities. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Top Holdings By Asset Class as of April 30, 2016	% of Net Assets
Mutual Funds - Asset Allocation Funds	78.43%
Exchange Traded Funds - Debt Fund	10.51%
Exchange Traded Funds - Equity Fund	10.06%
Money Market Fund	1.56%
Liabilities in Excess of Other Assets	-0.56%
100.00%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

PACIFIC FINANCIAL FLEXIBLE GROWTH & INCOME FUND
PORTFOLIO REVIEW (Unaudited)
April 30, 2016

The Fund’s performance figures* for the period ended April 30, 2016, compared to its benchmark:

Start of Performance
(12/1/15) **
Pacific Financial Flexible Growth & Income Fund - Institutional Class	(1.79)%
Pacific Financial Flexible Growth & Income Fund - Investor Class	(2.05)%
Blend 50% S&P 500 TR/ 50% Barclays Intermediate Government Credit Index **	1.23%

Comparison of the Change in Value of a $10,000 Investment

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 2.63% for Institutional Class Shares and 3.38% for Investor Class shares per the August 28, 2015 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	50% - The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses. 50% - The Barclays Intermediate Government/Credit Index is an unmanaged index that tracks the performance of intermediate US government securities. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Top Holdings By Asset Class as of April 30, 2016	% of Net Assets
Mutual Funds - Debt Fund	39.31%
Mutual Funds - Equity Fund	29.14%
Mutual Funds - Alternative Funds	18.53%
Exchange Traded Funds - Equity Fund	10.73%
Money Market Fund	1.94%
Other Assets in Excess of Liabilities	0.35%
100.00%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS	April 30, 2016

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 51.09%
	EQUITY FUNDS -51.09%
314,423	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	$13,105,151
95,249	iShares Core S&P 500 ETF	19,751,785
71,272	iShares Core S&P Small-Cap ETF	8,119,306
293,855	iShares S&P 500 Growth ETF *	33,652,275
436,660	iShares S&P 500 Value ETF	40,050,455
305,456	Vanguard S&P 500 ETF	57,798,384
	TOTAL EXCHANGE TRADED FUNDS (Cost - $169,192,665)	172,477,356

	MUTUAL FUNDS - 47.84%
	EQUITY FUNDS - 47.84%
837,111	American Beacon Bridgeway Large Cap Value Fund - Institutional Class	19,630,243
1,420,368	DoubleLine Shiller Enhanced CAPE - Institutional Class	17,371,095
810,886	Glenmede Large Cap Core Portfolio - Retail Class	17,571,888
755,428	Goldman Sachs Large Cap Growth Insights Fund - Retail Class	17,601,465
991,944	JPMorgan Disciplined Equity Fund - Institutional Class	21,594,619
1,932,587	MainStay US Equity Opportunities Fund - Institutional Class	16,233,730
583,509	Vanguard Strategic Equity Fund - Investor Class	16,554,158
330,044	Vanguard Structured Broad Market Fund - Institutional Class	10,498,696
368,140	Vanguard Structured Large Cap Equity Fund - Institutional Class	14,501,045
315,435	Wells Fargo Advantage Special Mid CapValue Fund - Institutional Class	9,929,892
	TOTAL MUTUAL FUNDS (Cost - $167,521,322)	161,486,831

	SHORT-TERM INVESTMENTS - 1.49%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 0.48%
629,775	Dreyfus Government Cash Management - Institutional Class, 0.01%**	629,775
999,939	Milestone Treasury Obligations Portfolio - Institutional Class, 0.10%** (a)	999,939
		1,629,714
	MONEY MARKET FUND - 1.01%
3,392,289	Milestone Treasury Obligations Portfolio - Institutional Class, 0.10%** (a)	3,392,289

	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,022,003)	5,022,003

	TOTAL INVESTMENTS - 100.42% (Cost - $341,735,990) (b)	$338,986,190
	OTHER ASSETS AND LIABILITIES - NET - (0.42)%	(1,428,284)
	TOTAL NET ASSETS - 100.00%	$337,557,906

ETF - Exchange Traded Fund

*	All or a portion of the security is on loan. Total loaned securities had a value of $1,591,828 at April 30, 2016.

**	Money market fund; interest rate reflects seven day effective yield on April 30, 2016.

(a)	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

(b)	Represents cost for financial reporting purposes Aggregate cost for federal tax purposes is $341,948,950 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$4,628,710
Unrealized depreciation	(7,591,470)
Net unrealized depreciation	$(2,962,760)

See accompanying notes to financial statements.

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS	April 30, 2016

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 98.98%
	CONSUMER DEFENSIVE - 4.27%
100,171	Consumer Staples Select Sector SPDR Fund *	5,238,943
34,759	First Trust Consumer Staples AlphaDEX Fund *	1,614,556
		6,853,499
	ENERGY - 5.41%
128,646	Energy Select Sector SPDR Fund*	8,684,891

	FINANCIAL SERVICES - 10.03%
691,083	Financial Select Sector SPDR Fund	16,109,145

	HEALTH & BIOTECHNOLOGY - 10.88%
250,327	Health Care Select Sector SPDR Fund	17,470,321

	INDUSTRIAL - 5.48%
156,753	Industrial Select Sector SPDR Fund *	8,803,249

	LARGE CAP GROWTH & INCOME - 14.49%
271,224	iShares MSCI USA Minimum Volatility ETF	11,871,474
174,514	iShares MSCI USA Quality Factor ETF*	11,406,235
		23,277,709
	LARGE CAP VALUE - 11.05%
141,062	iShares S&P 500 Value ETF	12,938,207
181,636	PowerShares S&P 500 Ex-Rate Sensitive Low Volatility Portfolio	4,801,929
		17,740,136
	LEISURE - 10.00%
202,816	Consumer Discretionary Select Sector SPDR Fund *	16,052,886

	MATERIALS - 3.11%
106,077	Materials Select Sector SPDR Fund *	4,996,227

	TECHNOLOGY - 22.19%
89,069	Powershares QQQ Trust Series 1 *	9,416,375
622,556	Technology Select Sector SPDR Fund	26,228,284
		35,644,659
	UTILITY - 2.07%
68,750	Utilities Select Sector SPDR Fund*	3,328,875

	TOTAL EXCHANGE TRADED FUNDS (Cost - $152,796,010)	158,961,597

	SHORT-TERM INVESTMENTS - 23.61%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 22.51%
33,999,977	Dreyfus Government Cash Management - Institutional Class, 0.01%**	33,999,977
2,148,684	Milestone Treasury Obligations Portfolio - Institutional Class, 0.10%** (a)	2,148,684
		36,148,661
	MONEY MARKET FUND - 1.10%
1,770,758	Milestone Treasury Obligations Portfolio - Institutional Class, 0.10%** (a)	1,770,758

	TOTAL SHORT-TERM INVESTMENTS (Cost - $37,919,419)	37,919,419

	TOTAL INVESTMENTS - 122.59% (Cost - $190,715,429) (b)	196,881,016
	OTHER ASSETS AND LIABILITIES - NET - (22.59)%	(36,277,995)
	TOTAL NET ASSETS - 100.00%	160,603,021

See accompanying notes to financial statements.

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)	April 30, 2016

ETF - Exchange Traded Fund

*	All or a portion of the security is on loan. Total loaned securities had a value of $35,200,885 at April 30, 2016.

**	Money market fund; interest rate reflects seven day effective yield on April 30, 2016.

(a)	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $190,715,429 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	6,556,892
Unrealized depreciation	(391,305)
Net unrealized appreciation	6,165,587

See accompanying notes to financial statements.

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS	April 30, 2016

Shares	Description	Value
	MUTUAL FUNDS - 98.24%
	EQUITY FUNDS - 98.24%
575,298	Brown Advisory - WMC Strategic European Equity Fund - Institutional Class	$5,868,036
246,390	FMI International Fund - Retail Class	7,100,970
44,925	Janus Global Life Sciences Fund - Institutional Class	2,115,952
357,468	JOHCM International Select Fund - Institutional Class +	6,559,530
327,137	Matthews Japan Fund - Institutional Class ^	6,231,959
261,996	MFS International Value Fund - Institutional Class	9,623,099
418,377	Oberweis International Opportunities Fund - Retail Class	8,672,959
162,568	Pear Tree Polaris Foreign Value Small Cap Fund - Institutional Class	1,997,965
385,822	T Rowe Price International Funds - European Stock Fund - Retail Class	7,257,318
346,025	Thornburg Global Opportunities Fund - Institutional Class	8,536,436
	TOTAL MUTUAL FUNDS (Cost - $65,840,066)	63,964,224

	SHORT-TERM INVESTENTS - 1.75%
	MONEY MARKET FUND - 1.75%
1,135,620	Milestone Treasury Obligations Portfolio, 0.10%** (a) (Cost - $1,135,620)	1,135,620

	TOTAL INVESTMENTS - 99.99% (Cost - $66,975,686) (b)	$65,099,844
	OTHER ASSETS AND LIABILITIES - NET - 0.01%	5,432
	TOTAL NET ASSETS - 100.00%	$65,105,276

+	The value of this security has been determined in good faith under policies of the Board of Trustees.

^	Non-Income producing security.

**	Money market fund; interest rate reflects seven day effective yield on April 30, 2016.

(a)	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

(b)	Represents cost for financial reporting purposes Aggregate cost for federal tax purposes is $66,976,467 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$767,985
Unrealized depreciation	(2,644,608)
Net unrealized depreciation	$(1,876,623)

See accompanying notes to financial statements.

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS	April 30, 2016

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 10.29%
	DEBT FUNDS - 10.29%
25,539	iShares National AMT-Free Muni Bond ETF *	$2,865,731
90,599	SPDR Barclays Intermediate Term Corporate Bond ETF *	3,122,948
	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,884,984)	5,988,679

	MUTUAL FUNDS -88.30%
	ASSET ALLOCATION FUND - 7.58%
412,184	Touchstone Flexible Income Fund - Institutional Class	4,410,365

	DEBT FUNDS -80.79%
398,653	BlackRock Total Return Fund - Institutional Class	4,692,149
157,025	Cohen & Steers Preferred Securities and Income Fund, Inc. - Institutional Class	2,124,555
710,485	DoubleLine Total Return Bond Fund - Institutional Class	7,715,872
286,054	Guggenheim- Total Return Bond Fund - Institutional Class	7,546,105
606,181	JPMorgan Mortgage-Backed Securities Fund - Institutional Class	6,892,282
632,269	PIMCO Income Fund - Institutional Class	7,492,385
272,390	PIMCO Mortgage Opportunities Fund - Institutional Class	2,996,286
732,252	TCW Total Return Bond Fund - Retail Class +	7,542,196
		47,001,830

	TOTAL MUTUAL FUNDS (Cost - $51,476,124)	51,412,195

	SHORT-TERM INVESTMENTS - 2.52%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 2.43%
1,416,800	Dreyfus Government Cash Management - Institutional Class, 0.01%**	1,416,800

	MONEY MARKET FUND - 0.09%
49,427	Milestone Treasury Obligations Portfolio - Institutional Class, 0.10%** (a)	49,427

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,466,227)	1,466,227

	TOTAL INVESTMENTS - 101.18% (Cost - $58,827,335) (b)	$58,867,101
	OTHER ASSETS AND LIABILITIES - NET - (1.18)%	(685,196)
	TOTAL NET ASSETS - 100.0%	$58,181,905

ETF - Exchange Traded Fund

+	The value of this security has been determined in good faith under policies of the Board of Trustees.

*	All or a portion of the security is on loan. Total loaned securities had a value of $1,378,938 at April 30, 2016.

**	Money market fund; interest rate reflects seven day effective yield on April 30, 2016.

(a)	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $58,884,858 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$216,001
Unrealized depreciation	(233,758)
Net unrealized depreciation	$(17,757)

See accompanying notes to financial statements.

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO OF INVESTMENTS	April 30, 2016

Shares	Description	Value
	MUTUAL FUNDS - 99.35%
	ASSET ALLOCATION FUND - 11.38%
899,611	Gabelli ABC Fund - Advisor Class	$9,077,071
178,083	Oppenheimer Fundamental Alternatives Fund - Institutional Class	4,799,348
		13,876,419
	DEBT FUNDS - 54.80%
593,991	Cohen & Steers Preferred Securities and Income Fund, Inc. - Institutional Class	8,036,697
528,611	DFA Five-Year Global Fixed Income Portfolio - Institutinal Class	5,878,157
1,328,248	JPMorgan Limited Duration Bond Fund - Institutional Class	13,269,202
416,107	Performance Trust Strategic Bond Fund - Retail class	9,424,825
1,437,189	PIMCO Mortgage Opportunities Fund - Institutional Class	15,809,084
831,015	Semper MBS Total Return Fund - Institutional Class	8,841,997
564,738	Zeo Strategic Income Fund - Retail Class	5,573,963
		66,833,925
	EQUITY FUND - 33.17%
1,140,304	American Century Market Neutral Value Fund - Institutional Class	12,452,116
387,142	AQR Long-Short Equity Fund - Institutional Class	4,761,848
797,647	Calamos Market Neutral Income Fund - Institutional Class +	10,154,052
1,077,523	Vanguard Market Neutral Fund - Institutional Class	13,091,907
		40,459,923

	TOTAL MUTUAL FUNDS (Cost - $121,819,688)	121,170,267

	TOTAL INVESTMENTS - 99.35% (Cost - $121,819,688) (a)	$121,170,267
	OTHER ASSETS AND LIABILITIES - NET - 0.65%	793,142
	TOTAL NET ASSETS - 100.0%	$121,963,409

+	The Value of this security has been determined in good faith under policies of The Board of Trustees.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $121,822,149 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$306,094
Unrealized depreciation	(957,976)
Net unrealized depreciation	$(651,882)

See accompanying notes to financial statements.

PACIFIC FINANCIAL FAITH & VALUES BASED MODERATE FUND
PORTFOLIO OF INVESTMENTS	April 30, 2016

Shares	Description	Value
	MUTUAL FUNDS - 99.32%
	DEBT FUNDS - 34.19%
35,739	Ave Maria Bond Fund - Retail Class	$404,210
34,646	GuideStone Medium-Duration Bond Fund - Retail Class	509,983
25,931	New Covenant Income Fund - Retail Class	606,002
186,323	Praxis Intermediate Income Fund - Institutional Class	1,956,386
		3,476,581
	EQUITY FUNDS - 65.13%
111,713	GuideStone Defensive Market Strategies Fund - Investor Class	1,304,809
60,563	GuideStone Funds - Equity Index Fund - Investor Class	1,390,525
19,372	GuideStone Growth Equity Fund - Retail Class	408,363
15,157	LKCM Aquinas Growth Fund - Retail Class	250,394
19,618	LKCM Aquinas Value Fund - Retail Class	301,917
103,822	Praxis Growth Index Fund - Institutional Class	1,846,999
26,795	Praxis Value Index Fund - Institutional Class	310,827
13,124	Steward Global Equity Income Fund - Institutional Class	377,580
32,123	Steward Small-Mid Cap Enhanced Fund - Institutional Class	431,409
		6,622,823

	TOTAL MUTUAL FUNDS (Cost - $10,083,773)	10,099,404

	SHORT-TERM INVESTMENT - 1.00%
	MONEY MARKET FUND - 1.00%
101,202	Milestone Treasury Obligations Fund - Institutional Class, 0.10%** (a) (Cost - $101,202)	101,202

	TOTAL INVESTMENTS - 100.32% - (Cost - $10,184,975) (b)	$10,200,606
	OTHER ASSETS AND LIABILITIES - NET - (0.32)%	(32,606)
	TOTAL NET ASSETS - 100.0%	$10,168,000

**	Money market fund; interest rate reflects seven day effective yield on April 30, 2016.

(a)	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,230,450 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$73,862
Unrealized depreciation	(103,706)
Net unrealized depreciation	$(29,844)

See accompanying notes to financial statements.

PACIFIC FINANCIAL DYNAMIC ALLOCATION FUND
PORTFOLIO OF INVESTMENTS	April 30, 2016

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 20.57%
	DEBT FUNDS - 10.51%
207,830	iShares Intermediate Government/Credit Bond ETF	$23,283,195

	EQUITY FUNDS -10.06%
117,891	Vanguard S&P 500 ETF	22,307,335

	TOTAL EXCHANGE TRADED FUNDS (Cost - $44,471,941)	45,590,530

	MUTUAL FUNDS - 78.43%
	ASSET ALLOCATION -78.43%
720,629	American Balanced Fund - Retail Class	17,612,167
318,539	BlackRock Balanced Capital Fund, Inc. - Institutional Class	7,326,408
1,083,086	Columbia Balanced Fund - Retail Class	39,153,542
423,185	Fidelity Puritan Fund - Retail Class	8,556,800
479,627	Hartford Balanced Fund - Institutional Class +	10,100,941
353,808	Transamerica Multi-Managed Balanced Fund - Institutional Class	8,632,913
1,394,980	Vanguard Balanced Index Fund - Institutional Class	41,584,350
1,078,627	Vanguard Tax-Managed Balanced Fund - Retail Class	29,424,941
399,470	Wells Fargo Index Asset Allocation Fund - Institutional Class	11,432,835
	TOTAL MUTUAL FUNDS (Cost - $172,883,692)	173,824,897

	SHORT-TERM INVESTMENTS - 1.56%
	MONEY MARKET FUND - 1.56%
3,452,466	Milestone Treasury Obligations Fund - Institutional Class, 0.10% ** (a)
	(Cost - $3,452,466)	3,452,466

	TOTAL INVESTMENTS - 100.56% (Cost - $220,808,099) (b)	$222,867,893
	OTHER ASSETS AND LIABILITIES - NET - (0.56)%	(1,233,860)
	TOTAL NET ASSETS - 100.0%	$221,634,033

+	The value of this security has been determined in good faith under policies of the Board of Trustees.

**	Money market fund; interest rate reflects seven day effective yield on April 30, 2016.

(a)	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $220,871,683 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$2,714,672
Unrealized depreciation	(718,462)
Net unrealized apppreciation	$1,996,210

See accompanying notes to financial statements.

PACIFIC FINANCIAL FLEXIBLE GROWTH & INCOME FUND
PORTFOLIO OF INVESTMENTS	April 30, 2016

Shares	Description	Value
	EXCHANGE TRADED FUNDS -10.73%
	EQUITY FUNDS - 10.73%
194,038	iShares MSCI USA Minimum Volatility ETF (Cost - $8,288,173)	$8,493,043

	MUTUAL FUNDS - 86.98%
	ALTERNATIVE FUNDS - 18.53%
679,129	361 Global Long/Short Equity Fund - Institutional Class	7,280,268
646,214	AQR Equity Market Neutral Fund - Institutional Class	7,379,761
		14,660,029
	DEBT FUNDS - 39.31%
301,763	Cohen & Steers Preferred Securities and Income Fund, Inc. - Institutional Class	4,082,853
334,318	DFA Five-Year Global Fixed Income Portfolio - Institutional Class	3,717,619
597,778	Goldman Sachs Short Duration Income Fund - Institutional Class	5,977,783
115,073	Guggenheim Floating Rate Strategies Fund - Institutional Class	2,941,258
118,625	Performance Trust Municipal Bond Fund - Institutional Class	2,896,834
495,630	PIMCO Mortgage Opportunities Fund - Institutional Class	5,451,930
431,866	Salient Tactical Muni Strategy Fund - Institutional Class	3,351,278
252,409	Semper MBS Total Return Fund - Institutional Class	2,685,635
		31,105,190
	EQUITY FUNDS - 29.14%
489,658	AQR Large Cap Defensive Style Fund - Institutional Class	7,393,839
621,507	AQR Long-Short Equity Fund - Institutional Class	7,644,541
171,456	Hartford Core Equity Fund - Institutional Class	4,070,368
97,528	JPMorgan Intrepid Growth Fund - Institutional Class	3,946,003
		23,054,751

	TOTAL MUTUAL FUNDS (Cost - $69,491,037)	68,819,970

	SHORT-TERM INVESTMENT - 1.94%
	MONEY MARKET FUND - 1.94%
1,531,674	Milestone Treasury Obligations Fund - Institutional Class, 0.10% ** (a)
	(Cost - $1,531,674)	1,531,674

	TOTAL INVESTMENTS - 99.65% (Cost - $79,310,884) (b)	$78,844,687
	OTHER ASSETS AND LIABILITIES - NET - 0.35%	274,279
	TOTAL NET ASSETS - 100.0%	$79,118,966

**	Money market fund; interest rate reflects seven day effective yield on April 30, 2016.

(a)	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $79,922,355 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$378,491
Unrealized depreciation	(1,456,159)
Net unrealized depreciation	$(1,077,668)

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2016

						Pacific Financial
	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Faith & Values	Pacific Financial	Pacific Financial
	Core Equity	Explorer	International	Strategic	Tactical	Based Moderate	Dynamic Allocation	Flexible Growth &
	Fund	Fund	Fund	Conservative Fund	Fund	Fund	Fund (1)	Income Fund (2)
Assets:
Investments in securities, at cost	$341,735,990	$190,715,429	$66,975,686	$58,827,335	$121,819,688	$10,184,975	$220,808,099	$79,310,884
Investments in securities, at value	$338,986,190	$196,881,016	$65,099,844	$58,867,101	$121,170,267	$10,200,606	$222,867,893	$78,844,687
Receivable for fund shares sold	1,650,919	686,357	115,739	909,771	1,163,664	—	2,096,848	374,639
Interest and dividends receivable	—	—	—	128,386	169,151	28	—	—
Receivable for securities sold	—	—	—	99,985	299,985	—	—	—
Prepaid expenses and other assets	11,811	18,402	28,863	13,180	25,973	3,915	92,261	59,909
Total Assets	340,648,920	197,585,775	65,244,446	60,018,423	122,829,040	10,204,549	225,057,002	79,279,235

Liabilities:
Due to custodian	—	—	—	—	117,883	—	—	—
Collateral on securities loaned (see note 7)	1,629,714	36,148,661	—	1,416,800	—	—	—	—
Payable for fund shares redeemed	863,893	567,947	24,868	207,135	545,720	—	75,455	30,350
Payable for securities purchased	—	—	—	100,015	—	—	3,000,025	—
Investment advisory fees payable	273,370	131,559	52,921	34,839	99,034	8,990	173,129	63,652
Distribution (12b-1) fees payable	248,282	119,392	49,218	32,436	90,841	8,332	158,900	58,254
Payable to related parties	20,932	2,304	—	7,445	2,675	3,201	12,675	4,489
Accrued director/trustee fees payable	1,988	750	—	786	780	2,200	767	5
Accrued expenses and other liabilities	52,835	12,141	12,163	37,062	8,698	13,826	2,018	3,519
Total Liabilities	3,091,014	36,982,754	139,170	1,836,518	865,631	36,549	3,422,969	160,269

Net Assets	$337,557,906	$160,603,021	$65,105,276	$58,181,905	$121,963,409	$10,168,000	$221,634,033	$79,118,966

Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$342,448,023	$170,266,278	$73,020,596	$63,896,680	$124,786,807	$10,346,372	$219,682,450	$80,508,321
Accumulated undistributed net investment income/(loss)	(1,047,540)	(500,215)	(429,959)	660,332	(19,338)	(60,286)	(419,415)	(150,782)
Accumulated net realized gain/(loss) on investments	(1,092,777)	(15,328,629)	(5,609,519)	(6,414,873)	(2,154,639)	(133,717)	311,204	(772,376)
Net unrealized appreciation/(depreciation) on investments	(2,749,800)	6,165,587	(1,875,842)	39,766	(649,421)	15,631	2,059,794	(466,197)

Net Assets	$337,557,906	$160,603,021	$65,105,276	$58,181,905	$121,963,409	$10,168,000	$221,634,033	$79,118,966

Net Asset Value Per Share
Institutional Class Shares
Net assets	$39,751,844	$19,496,476	$6,032,878	$5,375,827	$13,041,813	$—	$23,442,084	$8,853,478
Shares of Beneficial Interest Outstanding	4,381,660	2,065,243	1,122,118	578,588	1,361,190	—	2,309,525	911,584
Net asset value, offering and redemption price per share	$9.07	$9.44	$5.38	$9.29	$9.58	$—	$10.15	$9.71

Investor Class Shares
Net assets	$297,806,062	$141,106,545	$59,072,398	$52,806,078	$108,921,596	$10,168,000	$198,191,949	$70,265,488
Shares of Beneficial Interest Outstanding	34,312,477	15,556,785	11,501,786	5,693,420	11,690,892	1,045,093	19,590,577	7,252,132
Net asset value, offering and redemption price per share	$8.68	$9.07	$5.14	$9.27	$9.32	$9.73	$10.12	$9.69

(1)	The inception date of Pacific Financial Dynamic Allocation Fund is September 17, 2015. The Fund commenced operations on October 6, 2015.

(2)	The inception date of Pacific Financial Flexible Growth & Income Fund is November 20, 2015. The Fund commenced operations on December 1, 2015.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Year or Period Ended April 30, 2016

						Pacific Financial
	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Faith & Values	Pacific Financial	Pacific Financial
	Core Equity	Explorer	International	Strategic	Tactical	Based Moderate	Dynamic Allocaion	Flexible Growth &
	Fund	Fund	Fund	Conservative Fund	Fund	Fund	Fund (1)	Income Fund (2)
Investment Income:
Dividends	$4,715,503	$3,263,731	$957,730	$4,138,497	$2,656,369	$134,927	$1,716,406	$874,394
Security Lending (Net)	146,126	369,711	21,120	248,751	—	—	—	—
Income from affiliates	—	39,865	—	—	18,166	—	—	—
Interest	2,274	1,071	529	883	1,318	8	1,833	570
Total Investment Income	4,863,903	3,674,378	979,379	4,388,131	2,675,853	134,935	1,718,239	874,964

Expenses:
Investment advisory fees	3,192,948	2,106,360	590,933	1,288,168	742,420	79,761	786,367	272,591
Distribution (12b-1) fees - Institutional Class	110,123	76,764	18,921	42,546	27,788	—	22,135	7,919
Distribution (12b-1) fees - Investor Class	2,752,453	1,799,301	515,248	1,122,597	631,267	79,761	697,817	240,910
Administration service fees	344,715	230,091	64,392	144,662	82,792	9,427	86,830	30,228
Non 12b-1 Shareholder Services Fees	192,198	136,275	31,480	106,477	24,920	3,363	1,123	827
Custodian fees	54,097	37,490	10,785	31,225	10,263	3,956	5,117	1,739
Registration fees	46,999	46,784	30,118	42,836	41,979	12,427	3,473	14,427
Audit fees	38,614	26,802	7,677	20,766	7,652	1,154	496	2,969
Compliance officer fees	22,024	14,987	3,327	9,765	2,146	239	445	166
Printing and postage expense	21,543	9,358	4,801	17,524	2,758	505	562	414
Trustees’ fees and expenses	15,471	14,228	13,014	14,277	13,963	13,037	5,943	4,965
Insurance expense	14,449	7,759	836	6,996	1,699	1,031	—	61
Legal fees	10,595	5,874	8,327	6,915	6,463	11,418	5,616	4,137
Miscellaneous expenses	8,989	8,409	2,670	6,843	2,106	1,802	1,484	621
Total Expenses	6,825,218	4,520,482	1,302,529	2,861,597	1,598,216	217,881	1,617,408	581,974
Plus fees recouped by the Advisor	—	—	—	—	—	3,185	—	—
Net Expenses	6,825,218	4,520,482	1,302,529	2,861,597	1,598,216	221,066	1,617,408	581,974

Net Investment Income/(Loss)	(1,961,315)	(846,104)	(323,150)	1,526,534	1,077,637	(86,131)	100,831	292,990

Realized and Unrealized Gain (Loss) on Investments
Net realized loss from investments
Unaffiliated investments	(6,143,734)	(12,556,103)	(3,313,794)	(3,761,167)	(1,854,136)	(323,934)	(1,462,535)	(1,122,738)
Affiliated investments	—	(1,439,852)	—	—	(49,703)	—	—	—
Distributions received from underlying investment companies	5,050,957	160,206	569,012	11,127	291,549	197,666	1,990,861	350,362
Total realized gain/(loss)	(1,092,777)	(13,835,749)	(2,744,782)	(3,750,040)	(1,612,290)	(126,268)	528,326	(772,376)
Net change in unrealized appreciation/(depreciation) of:
Unaffiliated Investments	(8,698,106)	(254,630)	(2,896,500)	14,623	(698,289)	(27,062)	2,059,794	(466,197)
Affiliated Investments	—	(18,789)	—	—	4,516	—	—	—
Total unrealized appreciation/(depreciation)	(8,698,106)	(273,419)	(2,896,500)	14,623	(693,773)	(27,062)	2,059,794	(466,197)
Net Realized and Unrealized Gain/(Loss)	(9,790,883)	(14,109,168)	(5,641,282)	(3,735,417)	(2,306,063)	(153,330)	2,588,120	(1,238,573)

Net Increase/(Decrease) in Net Assets Resulting From Operations	$(11,752,198)	$(14,955,272)	$(5,964,432)	$(2,208,883)	$(1,228,426)	$(239,461)	$2,688,951	$(945,583)

(1)	The inception date of Pacific Financial Dynamic Allocation Fund is September 17, 2015. The Fund commenced operations on October 6, 2015.

(2)	The inception date of Pacific Financial Flexible Growth & Income Fund is November 20, 2015. The Fund commenced operations on December 1, 2015.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Pacific Financial		Pacific Financial		Pacific Financial		Pacific Financial
	Core Equity Fund		Explorer Fund		International Fund		Strategic Conservative Fund

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2016	April 30, 2015	April 30, 2016	April 30, 2015	April 30, 2016	April 30, 2015	April 30, 2016	April 30, 2015
Operations:
Net investment income/(loss)	$(1,961,315)	$137,849	$(846,104)	$(908,881)	$(323,150)	$(231,497)	$1,526,534	$1,817,171
Distributions received from underlying investment companies	5,050,957	9,341,239	160,206	63,834	569,012	254,217	11,127	276,699
Net realized gain/(loss) from investments	(6,143,734)	9,718,564	(13,995,955)	12,635,598	(3,313,794)	55,376	(3,761,167)	(681,680)
Net change in unrealized appreciation/(depreciation) on investments	(8,698,106)	(2,608,224)	(273,419)	2,945,832	(2,896,500)	444,613	14,623	(303,543)
Net Increase/(Decrease) in Net Assets Resulting From Operations	(11,752,198)	16,589,428	(14,955,272)	14,736,383	(5,964,432)	522,709	(2,208,883)	1,108,647

Distributions to Shareholders From:
Net Investment Income:
Institutional Class	—	(654,547)	—	—	—	—	(287,450)	(465,040)
Investor Class	—	(1,791,763)	—	—	—	—	(1,298,180)	(1,055,645)
Net Realized Gains:
Institutional Class	(1,019,517)	(2,947,852)	(1,405,524)	(1,727,472)	—	—	—	—
Investor Class	(6,947,739)	(12,871,492)	(9,051,431)	(6,863,666)	—	—	—	—
Total Distributions to Shareholders	(7,967,256)	(18,265,654)	(10,456,955)	(8,591,138)	—	—	(1,585,630)	(1,520,685)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional Class	15,180,291	8,592,317	6,810,812	7,380,778	1,085,153	2,814,049	3,433,344	5,558,968
Investor Class	206,726,643	166,667,478	107,232,059	103,089,742	31,110,990	26,649,859	85,761,214	92,372,501
Reinvestment of dividends and distributions
Institutional Class	1,001,767	3,546,338	1,389,382	1,702,556	—	—	278,599	456,896
Investor Class	6,882,370	14,126,594	8,792,312	6,602,704	—	—	1,280,732	1,031,636
Cost of shares redeemed
Institutional Class	(24,824,469)	(12,510,769)	(20,235,170)	(6,929,993)	(3,180,026)	(1,107,033)	(24,372,387)	(4,984,886)
Investor Class	(166,893,285)	(49,407,985)	(120,465,576)	(23,173,027)	(10,936,504)	(7,817,553)	(179,113,462)	(24,726,813)
Net Increase/(Decrease) in Net Assets From Share Transactions of Beneficial Interest	38,073,317	131,013,973	(16,476,181)	88,672,760	18,079,613	20,539,322	(112,731,960)	69,708,302

Total Increase/(Decrease) in Net Assets	18,353,863	129,337,747	(41,888,408)	94,818,005	12,115,181	21,062,031	(116,526,473)	69,296,264

Net Assets:
Beginning of Year	319,204,043	189,866,296	202,491,429	107,673,424	52,990,095	31,928,064	174,708,378	105,412,114
End of Year **	$337,557,906	$319,204,043	$160,603,021	$202,491,429	$65,105,276	$52,990,095	$58,181,905	$174,708,378
** Includes accumulated net investment income/(loss) at end of year	$(1,047,540)	$—	$(500,215)	$—	$(429,959)	$(293,107)	$660,332	$719,428

Share Activity
Institutional Class:
Shares Sold	1,710,648	869,581	703,755	719,795	204,449	479,398	366,294	580,584
Shares Reinvested	108,534	363,727	143,680	167,245	—	—	29,926	47,945
Shares Redeemed	(2,684,706)	(1,263,585)	(2,196,414)	(676,058)	(600,812)	(190,801)	(2,604,875)	(520,254)
Net increase/(decrease) in shares of beneficial interest outstanding	(865,524)	(30,277)	(1,348,979)	210,982	(396,363)	288,597	(2,208,655)	108,275

Investor Class:
Shares Sold	23,577,606	17,487,400	11,321,302	10,382,093	5,898,134	4,718,683	9,175,136	9,689,199
Shares Reinvested	777,669	1,498,048	944,394	667,614	—	—	138,270	108,603
Shares Redeemed	(18,700,069)	(5,176,660)	(13,505,908)	(2,333,334)	(2,125,382)	(1,412,284)	(19,222,708)	(2,593,369)
Net increase/(decrease) in shares of beneficial interest outstanding	5,655,206	13,808,788	(1,240,212)	8,716,373	3,772,752	3,306,399	(9,909,302)	7,204,433

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Pacific Financial		Pacific Financial		Pacific Financial	Pacific Financial Flexible
	Tactical Fund		Faith & Values Based Moderate Fund		Dynamic Allocation Fund	Growth & Income Fund

	Year Ended	Year Ended	Year Ended	Period Ended	Period Ended	Period Ended
	April 30, 2016	April 30, 2015	April 30, 2016	April 30, 2015 (a)	April 30, 2016 (b)	April 30, 2016 (c)
Operations:
Net investment income/(loss)	$1,077,637	$264,257	$(86,131)	$(16,493)	$100,831	$292,990
Distributions received from underlying investment companies	291,549	7,706	197,666	50,883	1,990,861	350,362
Net realized loss from investments	(1,903,839)	(124,188)	(323,934)	(58,332)	(1,462,535)	(1,122,738)
Net change in unrealized appreciation/(depreciation) on investments	(693,773)	(247,755)	(27,062)	42,693	2,059,794	(466,197)
Net Increase/(Decrease) in Net Assets Resulting From Operations	(1,228,426)	(99,980)	(239,461)	18,751	2,688,951	(945,583)

Distributions to Shareholders From:
Net Investment Income:
Institutional Class	(176,210)	(138,168)	—	—	(87,177)	(52,952)
Investor Class	(963,137)	(197,782)	—	(14,228)	(510,373)	(390,820)
Net Realized Gains:
Institutional Class	—	—	—	—	(24,403)	—
Investor Class	—	—	—	—	(192,719)	—
Return of Capital:
Institutional Class	(9,436)	—	—	—	—	(29,920)
Investor Class	(62,463)	—	—	—	—	(239,810)
Total Distributions to Shareholders	(1,211,246)	(335,950)	—	(14,228)	(814,672)	(713,502)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional Class	10,208,466	1,754,063	—	—	25,079,810	9,653,955
Investor Class	126,292,373	15,632,555	5,887,117	6,814,332	212,852,048	77,746,391
Reinvestment of dividends and distributions
Institutional Class	185,203	137,624	—	—	110,339	82,813
Investor Class	1,019,782	193,026	—	12,928	700,741	628,769
Cost of shares redeemed
Institutional Class	(6,240,412)	(3,181,049)	—	—	(2,027,966)	(716,336)
Investor Class	(43,645,299)	(8,566,274)	(1,373,507)	(937,942)	(16,955,218)	(6,617,541)
Net Increase in Net Assets From Share Transactions of Beneficial Interest	87,820,113	5,969,945	4,513,610	5,889,318	219,759,754	80,778,051

Total Increase in Net Assets	85,380,441	5,534,015	4,274,149	5,893,841	221,634,033	79,118,966

Net Assets:
Beginning of Period	36,582,968	31,048,953	5,893,851	10	—	—
End of Period **	$121,963,409	$36,582,968	$10,168,000	$5,893,851	$221,634,033	$79,118,966
** Includes accumulated undistributed net investment income/(loss) at end of period	$(19,338)	$42,372	$(60,286)	$(30,721)	$(419,415)	$(150,782)

Share Activity
Institutional Class:
Shares Sold	1,055,632	177,233	—	—	2,503,680	977,918
Shares Reinvested	19,312	14,086	—	—	10,860	8,390
Shares Redeemed	(652,555)	(321,217)	—	—	(205,015)	(74,724)
Net increase/(decrease) in shares of beneficial interest outstanding	422,389	(129,898)	—	—	2,309,525	911,584

Investor Class:
Shares Sold	13,421,851	1,609,760	604,956	678,610	21,237,550	7,877,131
Shares Reinvested	109,068	20,149	—	1,293	69,039	63,705
Shares Redeemed	(4,677,293)	(883,118)	(145,596)	(94,171)	(1,716,012)	(688,704)
Net increase in shares of beneficial interest outstanding	8,853,626	746,791	459,360	585,732	19,590,577	7,252,132

(a)	The inception date of Pacific Financial Faith & Values Based Moderate Fund is May 31, 2013, however fund operations did not commence until December 3, 2014, (see Note 1).

(b)	The inception date of Pacific Financial Dynamic Allocation Fund is September 17, 2015. The Fund commenced operations on October 6, 2015.

(c)	The inception date of Pacific Financial Flexible Growth & Income Fund is November 20, 2015. The Fund commenced operations on December 1, 2015.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL CORE EQUITY FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Institutional Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2016	2015	2014	2013	2012

Net asset value, beginning of period	$9.70	$9.65	$9.21	$8.50	$8.96
Activity from investment operations:
Net investment income/(loss) (1)	(0.01)	0.05	(0.01)	0.16	(0.04)
Net realized and unrealized gain/(loss)	(0.35)	0.68	1.57	0.91	(0.42)
Total from investment operations	(0.36)	0.73	1.56	1.07	(0.46)

Less distributions from:
Net Investment Income	—	(0.12)	(0.09)	(0.06)	—
Net Realized Gains	(0.27)	(0.56)	(1.03)	(0.30)	—
Total distributions	(0.27)	(0.68)	(1.12)	(0.36)	—

Net asset value, end of period	$9.07	$9.70	$9.65	$9.21	$8.50

Total return (2,3)	-3.75%	7.51%	16.96%	13.15%	-5.13%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$39,752	$50,921	$50,931	$44,641	$47,280
Ratios of expenses to average net assets: (4)	1.49%	1.51%	1.53%	1.65%	1.64%
Ratios of net investment income/(loss) to average net assets: (4,5)	-0.07%	0.47%	-0.13%	1.93%	-0.48%
Portfolio turnover rate	90%	137%	267%	400%	454%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL CORE EQUITY FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Investor Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2016	2015	2014	2013	2012

Net asset value, beginning of period	$9.36	$9.36	$8.98	$8.32	$8.83
Activity from investment operations:
Net investment income/(loss) (1)	(0.06)	(0.01)	(0.09)	0.12	(0.09)
Net realized and unrealized gain/(loss)	(0.35)	0.65	1.54	0.87	(0.42)
Total from investment operations	(0.41)	0.64	1.45	0.99	(0.51)

Less distributions from:
Net Investment Income	—	(0.08)	(0.04)	(0.03)	—
Net Realized Gains	(0.27)	(0.56)	(1.03)	(0.30)	—
Total distributions	(0.27)	(0.64)	(1.07)	(0.33)	—

Net asset value, end of period	$8.68	$9.36	$9.36	$8.98	$8.32

Total return (2,3)	-4.43%	6.71%	16.18%	12.28%	-5.78%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$297,806	$268,283	$138,936	$71,018	$35,254
Ratios of expenses to average net assets: (4)	2.24%	2.26%	2.27%	2.40%	2.40%
Ratios of net investment income/(loss) to average net assets: (4,5)	-0.70%	-0.05%	-0.90%	1.41%	-1.17%
Portfolio turnover rate	90%	137%	267%	400%	454%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL EXPLORER FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Institutional Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2016	2015	2014	2013	2012

Net asset value, beginning of period	$10.28	$9.69	$8.81	$7.89	$8.75
Activity from investment operations:
Net investment income/(loss) (1)	0.02	(0.01)	(0.05)	0.16	(0.02)
Net realized and unrealized gain/(loss)	(0.43)	1.15	1.55	0.89	(0.84)
Total from investment operations	(0.41)	1.14	1.50	1.05	(0.86)

Less distributions from:
Net Investment Income	—	—	(0.06)	(0.09)	—
Net Realized Gains	(0.43)	(0.55)	(0.56)	(0.04)	—
Total distributions	(0.43)	(0.55)	(0.62)	(0.13)	—

Net asset value, end of period	$9.44	$10.28	$9.69	$8.81	$7.89

Total return (2,3)	-4.04%	11.81%	16.94%	13.48%	-9.83%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$19,496	$35,095	$31,049	$20,530	$16,752
Ratios of expenses to average net assets: (4)	1.50%	1.53%	1.57%	1.70%	1.71%
Ratios of net investment income/(loss) to average net assets: (4,5)	0.21%	-0.06%	-0.48%	2.01%	-0.25%
Portfolio turnover rate	171%	227%	300%	466%	790%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL EXPLORER FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Investor Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2016	2015	2014	2013	2012

Net asset value, beginning of period	$9.97	$9.48	$8.66	$7.78	$8.68
Activity from investment operations:
Net investment income/(loss) (1)	(0.05)	(0.07)	(0.12)	0.11	(0.07)
Net realized and unrealized gain/(loss)	(0.42)	1.11	1.51	0.86	(0.83)
Total from investment operations	(0.47)	1.04	1.39	0.97	(0.90)

Less distributions from:
Net Investment Income	—	—	(0.01)	(0.05)	—
Net Realized Gains	(0.43)	(0.55)	(0.56)	(0.04)	—
Total distributions	(0.43)	(0.55)	(0.57)	(0.09)	—

Net asset value, end of period	$9.07	$9.97	$9.48	$8.66	$7.78

Total return (2,3)	-4.78%	11.01%	16.04%	12.59%	-10.37%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$141,107	$167,396	$76,624	$31,326	$12,550
Ratios of expenses to average net assets: (4)	2.25%	2.27%	2.33%	2.45%	2.46%
Ratios of net investment income/(loss) to average net assets: (4,5)	-0.51%	-0.76%	-1.27%	1.43%	-0.94%
Portfolio turnover rate	171%	227%	300%	466%	790%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL INTERNATIONAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Institutional Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2016	2015	2014	2013	2012

Net asset value, beginning of period	$5.92	$5.79	$5.23	$4.84	$6.39
Activity from investment operations:
Net investment income/(loss) (1)	0.01	(0.00) (2)	0.01	0.05	(0.01)
Net realized and unrealized gain/(loss)	(0.55)	0.13	0.60	0.34	(1.53)
Total from investment operations	(0.54)	0.13	0.61	0.39	(1.54)

Less distributions from:
Net Investment Income	—	—	(0.01)	—	(0.01)
Return of Capital	—	—	(0.04)	—	—
Total distributions	—	—	(0.05)	—	(0.01)

Net asset value, end of period	$5.38	$5.92	$5.79	$5.23	$4.84

Total return (3,4)	-9.12%	2.25%	11.61%	8.06%	-24.15%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$6,033	$8,983	$7,117	$4,750	$4,842
Ratios of gross expenses to average net assets: (5)	1.55%	1.59%	1.71%	2.05%	1.91%
Ratios of net expenses to average net assets: (5)	1.55%	1.59%	1.71%	2.05%	1.99% (6)
Ratios of net investment income/(loss) to average net assets: (5,7)	0.11%	-0.01%	0.15%	1.02%	-0.22%
Ratios of net investment income/(loss) to average net assets - pre waiver/recapture: (5,7)	0.11%	-0.01%	0.15%	1.02%	-0.14%
Portfolio turnover rate	55%	158%	136%	332%	570%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Per share amount represents less than $0.01 per share.

(3)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets inclusive of the Adviser’s recapture of waived/reimbursed fees from prior periods.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL INTERNATIONAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Investor Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2016	2015	2014	2013	2012

Net asset value, beginning of period	$5.69	$5.61	$5.09	$4.74	$6.32
Activity from investment operations:
Net investment income/(loss) (1)	(0.03)	(0.04)	(0.03)	0.02	(0.04)
Net realized and unrealized gain/(loss)	(0.52)	0.12	0.57	0.33	(1.52)
Total from investment operations	(0.55)	0.08	0.54	0.35	(1.56)

Less distributions from:
Net Investment Income	—	—	—	—	(0.02)
Return of Capital	—	—	(0.02)	—	—
Total distributions	—	—	(0.02)	—	(0.02)

Net asset value, end of period	$5.14	$5.69	$5.61	$5.09	$4.74

Total return (2,3)	-9.67%	1.43%	10.68%	7.38%	-24.72%
Ratios/Supplemental Data:
Net assets, end of period	$59,072	$44,007	$24,811	$11,051	$4,870
Ratios of expenses to average net assets: (4)	2.30%	2.34%	2.46%	2.80%	2.69%
Ratios of net investment income/(loss) to average net assets: (4,5)	-0.64%	-0.69%	-0.48%	0.34%	-0.78%
Portfolio turnover rate	55%	158%	136%	332%	570%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Institutional Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2016	2015	2014	2013	2012

Net asset value, beginning of period	$9.53	$9.54	$9.96	$9.59	$9.52
Activity from investment operations:
Net investment income (1)	0.17	0.19	0.17	0.34	0.29
Net realized and unrealized gain/(loss)	(0.17)	(0.03)	(0.38)	0.39	0.07
Total from investment operations	0.00	0.16	(0.21)	0.73	0.36

Less distributions from:
Net Investment Income	(0.24)	(0.17)	(0.15)	(0.31)	(0.29)
Net Realized Gains	—	—	(0.06)	(0.05)	—
Total distributions	(0.24)	(0.17)	(0.21)	(0.36)	(0.29)

Net asset value, end of period	$9.29	$9.53	$9.54	$9.96	$9.59

Total return (2,3)	0.03%	1.68%	-2.15%	7.70%	3.81%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$5,376	$26,550	$25,567	$35,042	$32,426
Ratios of expenses to average net assets: (4)	1.52%	1.54%	1.56%	1.65%	1.65%
Ratios of net investment income to average net assets: (4,5)	1.77%	1.95%	1.78%	3.45%	3.04%
Portfolio turnover rate	191%	188%	218%	81%	218%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Investor Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2016	2015	2014	2013	2012

Net asset value, beginning of period	$9.50	$9.51	$9.93	$9.57	$9.50
Activity from investment operations:
Net investment income (1)	0.10	0.11	0.10	0.28	0.23
Net realized and unrealized gain/(loss)	(0.16)	(0.03)	(0.38)	0.38	0.05
Total from investment operations	(0.07)	0.08	(0.28)	0.66	0.28

Less distributions from:
Net Investment Income	(0.16)	(0.09)	(0.08)	(0.25)	(0.21)
Net Realized Gains	—	—	(0.06)	(0.05)	—
Total distributions	(0.16)	(0.09)	(0.14)	(0.30)	(0.21)

Net asset value, end of period	$9.27	$9.50	$9.51	$9.93	$9.57

Total return (2,3)	-0.69%	0.85%	-2.83%	6.92%	3.01%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$52,806	$148,159	$79,845	$63,399	$28,724
Ratios of expenses to average net assets: (4)	2.24%	2.29%	2.31%	2.40%	2.41%
Ratios of net investment income to average net assets: (4,5)	1.06%	1.19%	1.05%	2.86%	2.40%
Portfolio turnover rate	191%	188%	218%	81%	218%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL TACTICAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Institutional Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2016	2015	2014	2013	2012

Net asset value, beginning of period	$9.85	$9.96	$10.09	$9.54	$9.78
Activity from investment operations:
Net investment income (1)	0.20	0.13	0.14	0.28	0.11
Net realized and unrealized gain/(loss)	(0.36)	(0.10)	(0.12)	0.48	(0.28)
Total from investment operations	(0.16)	0.03	0.02	0.76	(0.17)

Less distributions from:
Net Investment Income	(0.10)	(0.14)	(0.15)	(0.21)	(0.07)
Return of Capital	(0.01)	—	—	—	—
Total distributions	(0.11)	(0.14)	(0.15)	(0.21)	(0.07)

Net asset value, end of period	$9.58	$9.85	$9.96	$10.09	$9.54

Total return (2,3)	-1.62%	0.31%	0.25%	7.98%	-1.76%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$13,042	$9,246	$10,645	$9,949	$16,752
Ratios of expenses to average net assets: (4)	1.50%	1.71%	1.70%	1.79%	1.70%
Ratios of net investment income to average net assets: (4,5)	2.02%	1.32%	1.37%	2.87%	1.14%
Portfolio turnover rate	122%	123%	117%	156%	263%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL TACTICAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Investor Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2016	2015	2014	2013	2012

Net asset value, beginning of period	$9.64	$9.76	$9.91	$9.38	$9.65
Activity from investment operations:
Net investment income (1)	0.13	0.05	0.06	0.21	0.04
Net realized and unrealized gain/(loss)	(0.36)	(0.09)	(0.11)	0.46	(0.28)
Total from investment operations	(0.23)	(0.04)	(0.05)	0.67	(0.24)

Less distributions from:
Net Investment Income	(0.08)	(0.08)	(0.10)	(0.14)	(0.03)
Return of Capital	(0.01)	—	—	—	—
Total distributions	(0.09)	(0.08)	(0.10)	(0.14)	(0.03)

Net asset value, end of period	$9.32	$9.64	$9.76	$9.91	$9.38

Total return (2,3)	-2.37%	-0.41%	-0.50%	7.15%	-2.49%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$108,922	$27,337	$20,404	$12,937	$12,556
Ratios of expenses to average net assets: (4)	2.25%	2.46%	2.45%	2.54%	2.46%
Ratios of net investment income to average net assets: (4,5)	1.35%	0.55%	0.61%	2.23%	0.41%
Portfolio turnover rate	122%	123%	117%	156%	263%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL FAITH & VALUES BASED MODERATE FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Investor Class
	Year Ended		Period* Ended
	April 30,		April 30,
	2016		2015

Net asset value, beginning of period	$10.06		$10.00
Activity from investment operations:
Net investment income/(loss) (1)	(0.10)		(0.09)
Net realized and unrealized gain/(loss)	(0.23)		0.19
Total from investment operations	(0.33)		0.10
Less distributions from:
Net Investment Income	—		(0.04)
Total distributions	—		(0.04)

Net asset value, end of period	$9.73		$10.06

Total return (2,3)	-3.28%		0.96	% (4)
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$10,168		$5,894
Ratio of net expenses to average net assets: (5)	2.77	% (8)	3.00	% (6,9)
Ratio of gross expenses to average net assets: (5)	2.73%		3.18	% (6)
Ratio of net investment income/(loss) to average net assets: (5,7)	-1.08%		-0.92	% (6)
Portfolio turnover rate	84%		29	% (4)

*	The inception date of Pacific Financial Faith & Values Based Moderate Fund Investor shares is May 31, 2013. The Fund commenced operations on December 3, 2014.

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets inclusive of the Adviser’s recapture of waived/reimbursed fees from prior periods.

(9)	Represents the ratio of expenses to average net assets inclusive of the Adviser’s waived/reimbursed fees.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL DYNAMIC ALLOCATION FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout the period indicated.

Institutional Class
Period* Ended
April 30,
2016

Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (1)	0.05
Net realized and unrealized gain	0.16
Total from investment operations	0.21
Less distributions from:
Net Investment Income	(0.05)
Net Realized Gains	(0.01)
Total distributions	(0.06)

Net asset value, end of period	$10.15

Total return (2,3)	2.16%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$23,442
Ratio of net expenses to average net assets: (5,6)	1.39%
Ratio of net investment income to average net assets: (5,6,7)	0.91%
Portfolio turnover rate (4)	12%

*	The inception date of Pacific Financial Dynamic Allocation Fund Institutional shares is September 17, 2015. The Fund commenced operations on October 6, 2015.

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL DYNAMIC ALLOCATION FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout the period indicated.

Investor Class
Period* Ended
April 30,
2016

Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (1)	0.00 (8)
Net realized and unrealized gain	0.17
Total from investment operations	0.17
Less distributions from:
Net Investment Income	(0.04)
Net Realized Gains	(0.01)
Total distributions	(0.05)

Net asset value, end of period	$10.12

Total return (2,3)	1.73%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$198,192
Ratio of net expenses to average net assets: (5,6)	2.14%
Ratio of net investment income to average net assets: (5,6,7)	0.03%
Portfolio turnover rate (4)	12%

*	The inception date of Pacific Financial Dynamic Allocation Fund Investor shares is September 17, 2015. The Fund commenced operations on October 6, 2015.

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Represents less than $0.005.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL FLEXIBLE GROWTH & INCOME FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout the period indicated.

Institutional Class
Period* Ended
April 30,
2016

Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (1)	0.07
Net realized and unrealized loss	(0.25)
Total from investment operations	(0.18)
Less distributions from:
Net Investment Income	(0.07)
Return of Capital	(0.04)
Total distributions	(0.11)

Net asset value, end of period	$9.71

Total return (2,3)	-1.79%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$8,853
Ratio of net expenses to average net assets: (5,6)	1.47%
Ratio of net investment income to average net assets: (5,6,7)	1.71%
Portfolio turnover rate (4)	20%

*	The inception date of Pacific Financial Flexible Growth & Income Fund Institutional shares is November 20, 2015. The Fund commenced operations on December 1, 2015.

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL FLEXIBLE GROWTH & INCOME FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout the period indicated.

Investor Class
Period* Ended
April 30,
2016

Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (1)	0.04
Net realized and unrealized loss	(0.24)
Total from investment operations	(0.20)
Less distributions from:
Net Investment Income	(0.07)
Return of Capital	(0.04)
Total distributions	(0.11)

Net asset value, end of period	$9.69

Total return (2,3)	-2.05%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$70,265
Ratio of net expenses to average net assets: (5,6)	2.22%
Ratio of net investment income to average net assets: (5,6,7)	0.99%
Portfolio turnover rate (4)	20%

*	The inception date of Pacific Financial Flexible Growth & Income Fund Investor shares is November 20, 2015. The Fund commenced operations on December 1, 2015.

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 2016

1.	ORGANIZATION

The Pacific Financial family of mutual funds (each a “Fund” and collectively the “Funds”) is comprised of eight different actively managed funds. Each fund is a diversified series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The funds are the Pacific Financial Core Equity Fund (“Core Equity Fund”), the Pacific Financial Explorer Fund (“Explorer Fund”), the Pacific Financial International Fund (“International Fund”), the Pacific Financial Strategic Conservative Fund (“Strategic Conservative Fund”), the Pacific Financial Tactical Fund (“Tactical Fund”), the Pacific Financial Faith & Values Based Moderate Fund (“Faith & Values Based Moderate Fund”), the Pacific Financial Dynamic Allocation Fund (“Dynamic Allocation Fund”), and the Pacific Financial Flexible Growth & Income Fund (“Flexible Growth & Income Fund”), (each a “Fund” and collectively the “Funds”). The Dynamic Allocation Fund commenced operations on October 6, 2015. The Flexible Growth & Income Fund commenced operations on December 1, 2015. The investment objective of each Fund is as follows:

Fund	Primary Objective
Core Equity Fund	Long-Term Capital Appreciation
Explorer Fund	Long-Term Capital Appreciation
International Fund	Long-Term Capital Appreciation
Strategic Conservative Fund	Preservation of Capital and Current Income
Tactical Fund	Long-Term Capital Appreciation
Faith & Values Based Moderate Fund	Long-Term Capital Appreciation and Current Income
Dynamic Allocation Fund	Total Return
Flexible Growth & Income Fund	Total Return

Each Fund, with the exception of Faith & Values Based Moderate Fund, currently offers two classes of shares: Institutional Shares and Investor Shares. The Faith & Values Based Moderate Fund only offers Investor Shares. Each class of shares of the Funds has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated to each Fund’s share classes proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the open-end funds.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2016

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2016

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2016, for the Funds’ assets measured at fair value:

Pacific Financial Core Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$172,477,356	$—	$—	$172,477,356
Mutual Funds	161,486,831	—	—	161,486,831
Short-Term Investments	5,022,003	—	—	5,022,003
Total	$338,986,190	$—	$—	$338,986,190

Pacific Financial Explorer Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$158,961,597	$—	$—	$158,961,597
Short-Term Investments	37,919,419	—	—	37,919,419
Total	$196,881,016	$—	$—	$196,881,016

Pacific Financial International Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$57,404,694	$6,559,530	$—	$63,964,224
Short-Term Investments	1,135,620	—	—	1,135,620
Total	$58,540,314	$6,559,530	$—	$65,099,844

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2016

Pacific Financial Strategic Conservative Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$43,869,999	$7,542,196	$—	$51,412,195
Exchange Traded Funds	5,988,679	—	—	5,988,679
Short-Term Investments	1,466,227	—	—	1,466,227
Total	$51,324,905	$7,542,196	$—	$58,867,101

Pacific Financial Tactical Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$111,016,215	$10,154,052	$—	$121,170,267
Total	$111,016,215	$10,154,052	$—	$121,170,267

Pacific Financial Faith & Values Based Moderate Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$10,099,404	$—	$—	$10,099,404
Short-Term Investments	101,202	—	—	101,202
Total	$10,200,606	$—	$—	$10,200,606

Pacific Financial Dynamic Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$163,723,956	$10,100,941	$—	$173,824,897
Exchange Traded Funds	45,590,530	—	—	45,590,530
Short-Term Investments	3,452,466	—	—	3,452,466
Total	$212,766,952	$10,100,941	$—	$222,867,893

Pacific Financial Flexible Growth & Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$68,819,970	$—	$—	$68,819,970
Exchange Traded Funds	8,493,043	—	—	8,493,043
Short-Term Investments	1,531,674	—	—	1,531,674
Total	$78,844,687	$—	$—	$78,844,687

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2016

The following amounts were transfers in/(out) of Level 2 Assets:

Pacific Financial International Fund

	Mutual Funds	Total
Transfers into Level 2 from Level 1	$6,559,530	$6,559,530
Transfers from Level 2 into Level 1	—	—
Net Transfer Into/(Out) of Level 2	$6,559,530	$6,559,530

*	Refer to the Portfolio of Investments for Industry Classification.

The Funds did not hold any Level 3 securities during the period. There were no transfers between levels during the period presented except for Pacific Financial International Fund. Transfers that were made into Level 2 represent securities that were fair valued using observable inputs. It is the Funds’ policy to record transfers between levels at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually except for the Strategic Conservative Fund, which intends to distribute substantially all of its net investment income quarterly. Distributable net realized capital gains, if any, are declared and distributed annually by the Funds. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal Income Tax – It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required. Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2013-2015) or expected to be taken in each Fund’s 2016 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where a Fund makes significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis. Expenses specifically attributable to a particular Fund in the Pacific Financial Family of Mutual Funds are borne by that Fund. Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds in the Pacific Financial Family of Mutual Funds or another reasonable basis.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2016

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the year or period ended April 30, 2016, cost of purchases and proceeds from sales of Fund securities, other than short-term investments, amounted to the following:

Fund	Purchases	Sales
Core Equity Fund	$321,276,842	$287,779,558
Explorer Fund	352,430,457	380,147,309
International Fund	49,810,518	32,044,430
Strategic Conservative Fund	254,803,148	367,022,024
Tactical Fund	172,278,968	84,259,461
Faith & Values Based Moderate Fund	11,406,374	6,686,079
Dynamic Allocation Fund	236,890,711	18,072,543
Flexible Growth & Income Fund	90,701,883	11,799,109

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH RELATED PARTIES

The Pacific Financial Group, Inc. serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others, including the Advisor. As compensation for its services and the related expenses borne by the Advisor, the Funds, with the exception of the Strategic Conservative Fund, pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of each Fund’s average daily net assets. Effective January 1, 2016, the Advisor reduced its fee for the Strategic Conservative Fund to an annual rate of 0.75% of the Fund’s average daily net assets. For the year or period ended April 30, 2016, pursuant to the investment advisory agreement, the Advisor earned the following advisory fees:

Fund
Core Equity Fund	$3,192,948
Explorer Fund	2,106,360
International Fund	590,933
Strategic Conservative Fund	1,288,168
Tactical Fund	742,420
Faith & Values Based Moderate Fund	79,761
Dynamic Allocation Fund	786,367
Flexible Growth & Income Fund	272,591

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until August 31, 2024, to waive a portion of its advisory fee for the Faith and Values Based Moderate Fund Investor Class Shares and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees associated with investments in other collective investment vehicles or derivative instruments (including for example, option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation expenses) do not exceed 3.00% and 2.25% per annum of the Fund’s average daily net assets for the Investor Class and Institutional Class, respectfully, until August 31, 2016 and 5.00% and 4.25% of the Fund’s average daily net assets for the Investor Class and Institutional Class, respectfully, until August 31, 2024.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2016

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 3.00% or 2.25% of the Fund’s average daily net assets for the Investor Class or Institutional Class, respectfully (the “Expense Limitation”), the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not exceed the Expense Limitation. If a Fund’s Operating Expenses subsequently exceed the Expense Limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for fees waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the year ended April 30, 2016, the Advisor recouped $3,185 of previously waived fees from the Faith & Values Based Moderate Fund.

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act (the “Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to the Institutional and Investor Class shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. Effective January 1, 2016, the fee for the Strategic Conservative Fund’s Investor Shares fee under the plan was reduced to 0.75% of the Fund’s average daily net assets. For the year or period ended April 30, 2016, pursuant to the Plans, the Institutional and Investor Class shares accrued the following fees:

Fund	Institutional Class	Investor Class
Core Equity Fund	$110,123	$2,752,453
Explorer Fund	76,764	1,799,301
International Fund	18,921	515,248
Strategic Conservative Fund	42,546	1,122,597
Tactical Fund	27,788	631,267
Faith & Values Based Moderate Fund	N/A	79,761
Dynamic Allocation Fund	22,135	697,817
Flexible Growth & Income Fund	7,919	240,910

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor did not receive any commissions from the sale of the Funds’ shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Funds. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2016

Orion Advisor Services, LLC (“Orion”), an affiliate of GFS and the Distributor provides shareholder administration services to the Funds. For the year or period ended April 30, 2016, the Funds paid fees to Orion for compensation for these services as follows:

Fund
Core Equity Fund	$168,129
Explorer Fund	116,358
International Fund	29,679
Strategic Conservative Fund	77,574
Tactical Fund	34,234
Faith & Values Based Moderate Fund	3,860
Dynamic Allocation Fund	24,319
Flexible Growth & Income Fund	8,810

Such fees are recorded as Non 12b-1 Shareholder Services Fees on the Statements of Operations.

5.	INVESTMENT IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions during the period ended April 30, 2016 with affiliated companies are as follows:

Explorer Fund

						Change in Unrealized
		Value- Beginning of			Net Realized	Appreciation/	Value-End of
CUSIP	Description	Year	Purchases	Sales Proceeds	Gain/ (Loss)	(Depreciation)	Period
33733E401	First Trust NASDAQ-100 Ex-Technology Sector IndexSM Fund	$9,684,356	$3,001,187	$11,294,076	$(1,224,850)	$(166,617)	$—
73935X419	PowerShares DWA Consumer Cyclicals Momentum Portfolio	4,856,593	—	4,917,064	13,713	46,758	—
73935X344	PowerShares DWA Technology Momentum Portfolio	6,360,394	3,789,822	10,022,571	(228,715)	101,070	—

Tactical Fund

		Value-				Change in Unrealized
		Beginning of			Net Realized	Appreciation/	Value-End of
CUSIP	Description	Year	Purchases	Sales Proceeds	Gain/ (Loss)	(Depreciation)	Period
89154Q588	Touchstone Flexible Income Fund	$3,663,260	$—	$3,618,073	$(49,703)	$4,516	$—

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended April 30, 2016 and April 30, 2015 was as follows:

	For the year or period ended April 30, 2016:
	Ordinary	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
Pacific Financial Core Equity Fund	$382,475	$7,584,781	$—	$7,967,256
Pacific Financial Explorer Fund	7,031,933	3,425,022	—	10,456,955
Pacific Financial International Fund	—	—	—	—
Pacific Financial Strategic Conservative Fund	1,585,630	—	—	1,585,630
Pacific Financial Tactical Fund	1,139,347	—	71,899	1,211,246
Pacific Financial Faith & Values Based Moderate Fund	—	—	—	—
Pacific Financial Dynamic Allocation Fund	597,550	217,122	—	814,672
Pacific Financial Flexible Growth & Income Fund	443,772	—	269,730	713,502

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2016

	For the period ended April 30, 2015:
	Ordinary	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
Pacific Financial Core Equity Fund	$14,143,452	$4,122,202	$—	$18,265,654
Pacific Financial Explorer Fund	6,465,254	2,125,884	—	8,591,138
Pacific Financial International Fund	—	—	—	—
Pacific Financial Strategic Conservative Fund	1,520,685	—	—	1,520,685
Pacific Financial Tactical Fund	335,950	—	—	335,950
Pacific Financial Faith & Values Based Moderate Fund	14,228	—	—	14,228

As of April 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Pacific Financial Core Equity Fund	$—	$—	$(1,330,068)	$(597,289)	$—	$(2,962,760)	$(4,890,117)
Pacific Financial Explorer Fund	—	—	(15,828,844)	—	—	6,165,587	(9,663,257)
Pacific Financial International Fund	—	—	(3,103,272)	(2,935,425)	—	(1,876,623)	(7,915,320)
Pacific Financial Strategic Conservative Fund	660,332	—	(2,185,138)	(4,172,212)	—	(17,757)	(5,714,775)
Pacific Financial Tactical Fund	—	—	(1,244,439)	(927,077)	—	(651,882)	(2,823,398)
Pacific Financial Faith & Values Based Moderate Fund	—	—	(148,528)	—	—	(29,844)	(178,372)
Pacific Financial Dynamic Allocation Fund	—	374,788	(419,415)	—	—	1,996,210	1,951,583
Pacific Financial Flexible Growth & Income Fund	—	—	(311,687)	—	—	(1,077,668)	(1,389,355)

The difference between book basis and tax basis unrealized appreciation/(depreciation), and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
Pacific Financial Core Equity Fund	$1,047,540
Pacific Financial Explorer Fund	500,215
Pacific Financial International Fund	429,959
Pacific Financial Strategic Conservative Fund	—
Pacific Financial Tactical Fund	19,338
Pacific Financial Faith & Values Based Moderate Fund	60,286
Pacific Financial Dynamic Allocation Fund	419,415
Pacific Financial Flexible Growth & Income Fund	150,782

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2016

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Pacific Financial Core Equity Fund	$282,528
Pacific Financial Explorer Fund	15,328,629
Pacific Financial International Fund	2,673,313
Pacific Financial Strategic Conservative Fund	2,185,138
Pacific Financial Tactical Fund	1,225,101
Pacific Financial Faith & Values Based Moderate Fund	88,242
Pacific Financial Dynamic Allocation Fund	—
Pacific Financial Flexible Growth & Income Fund	160,905

At April 30, 2016, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

			Non-Expiring	Non-Expiring
Portfolio	2016	2017	Short-Term	Long-Term	Total
Pacific Financial Core Equity Fund	$—	$—	$597,289	$—	$597,289
Pacific Financial Explorer Fund	—	—	—	—	—
Pacific Financial International Fund	1,383,595	1,258,183	259,198	34,449	2,935,425
Pacific Financial Strategic Conservative Fund	—	—	3,868,443	303,769	4,172,212
Pacific Financial Tactical Fund	—	266,527	492,896	167,654	927,077
Pacific Financial Faith & Values Based Moderate Fund	—	—	—	—	—
Pacific Financial Dynamic Allocation Fund	—	—	—	—	—
Pacific Financial Flexible Growth & Income Fund	—	—	—	—	—

The Regulated Investment Company Modernization Act of 2010 (the “Act”) which was enacted on December 22, 2010 requires the Funds to utilize post-enactment (non-expiring) capital losses prior to pre-enactment capital loss carryovers for fiscal years ends beginning after the date of enactment. As a result, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2016

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses and tax adjustments for non-deductible expenses, resulted in reclassification for the tax year or period ended April 30, 2016 for the Funds as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Net Realized
Portfolio	Capital	Income (Loss)	Gains (Loss)
Pacific Financial Core Equity Fund	$(916,701)	$913,775	$2,926
Pacific Financial Explorer Fund	(345,889)	345,889	—
Pacific Financial International Fund	(186,298)	186,298	—
Pacific Financial Strategic Conservative Fund	—	—	—
Pacific Financial Tactical Fund	—	—	—
Pacific Financial Faith & Values Based Moderate Fund	(56,566)	56,566	—
Pacific Financial Dynamic Allocation Fund	(77,304)	77,304	—
Pacific Financial Flexible Growth & Income Fund	—	—	—

7.	SECURITIES LENDING

The Core Equity Fund, Explorer Fund, International Fund, Tactical Fund and Strategic Conservative Fund have entered into a securities lending arrangement with The Bank of New York Mellon Corporation (the “Borrower”). Under the terms of the agreement, the Funds are authorized to loan securities to the Borrower. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Funds’ Portfolio of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Fund is indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market.

The Funds may invest the cash collateral received in connection with securities lending transactions in the Milestone Treasury Obligations Fund. The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator. The Funds receive compensation relating to the lending of the Funds’ securities.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2016

The following table presents financial instruments that are subject to enforceable netting arrangements as of April 30, 2016. The Tactical Fund did not engage in securities lending activity during the year ended April 30, 2016.

					Gross Amounts not Offset in the
					Statements of Assets and Liabilities

			Gross Amounts	Net Amounts of Assets
	Gross Amount of		Offset in the	Presented in the
	Recognized		Statement of Assets	Statement of Assets	Financial	Cash Collateral		Net
	Assets	**	and Liabilities	and Liabilities	Instruments	Pledged	(1)	Amount
Core Equity Fund	$1,591,828		$—	$1,591,828	$—	$1,591,828		$—
Explorer Fund	$35,200,885		$—	$35,200,885	$—	$35,200,885		$—
Strategic Conservative Fun	$1,378,938		$—	$1,378,938	$—	$1,378,938		$—

**	Included with Investments in securities on the Statements of Assets and Liabilities.

(1)	Any over-collateralization of total financial instruments is not shown.

The following table breaks out the holdings pledged as collateral as of April 30, 2016:

Secured Borrowings

Securities Lending Transactions
Overnight and Continuous
Core Equity
Dreyfus Government Cash Management Fund	$629,775
Milestone Treasury Obligations Portfolio	999,939
1,629,714

Explorer
Dreyfus Government Cash Management Fund	$33,999,977
Milestone Treasury Obligations Portfolio	2,148,684
36,148,661

Strategic Conservative
Dreyfus Government Cash Management Fund	$1,416,800
1,416,800

8.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent),” modifying ASC 946 “Financial Services – Investment Companies.” Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund, Pacific Financial Tactical Fund, Pacific Financial Faith & Values Based Moderate Fund, Pacific Financial Dynamic Allocation Fund and Pacific Financial Flexible Growth & Income Fund and Board of Trustees of Northern Lights Fund Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund, Pacific Financial Tactical Fund, Pacific Financial Faith & Values Based Moderate Fund, Pacific Financial Dynamic Allocation Fund and Pacific Financial Flexible Growth & Income Fund (the “Funds”), each a series of Northern Lights Fund Trust, as of April 30, 2016, and the related statements of operations for the year or period then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2016, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund, Pacific Financial Tactical Fund, Pacific Financial Faith & Values Based Moderate Fund, Pacific Financial Dynamic Allocation Fund and Pacific Financial Flexible Growth & Income Fund as of April 30, 2016, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
June 29, 2016

COHEN FUND AUDIT SERVICES, LTD. | CLEVELAND | MILWAUKEE | 216.649.1700

Registered with the Public Company Accounting Oversight Board.	cohenfund.com

THE PACIFIC FINANCIAL FUNDS
EXPENSE EXAMPLES
April 30, 2016 (Unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
Institutional Class	Expense Ratio	11/1/15	4/30/16	Period	4/30/16	Period

Pacific Financial Core Equity Fund*	1.51%	$1,000.00	$982.70	$7.44	$1,017.35	$7.52
Pacific Financial Explorer Fund*	1.52%	$1,000.00	$979.60	$7.48	$1,017.30	$7.62
Pacific Financial International Fund*	1.53%	$1,000.00	$974.60	$7.51	$1,017.26	$7.62
Pacific Financial Strategic Conservative Fund*	1.63%	$1,000.00	$1,009.30	$8.14	$1,016.76	$8.12
Pacific Financial Tactical Fund*	1.47%	$1,000.00	$997.00	$7.30	$1,017.55	$7.32
Pacific Financial Dynamic Allocation Fund*	1.40%	$1,000.00	$1,000.60	$6.96	$1,017.90	$6.97
Pacific Financial Flexible Growth & Income Fund^	1.47%	$1,000.00	$982.10	$6.01	$1,017.55	$7.37

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
Investor Class	Expense Ratio	11/1/15	4/30/16	Period	4/30/16	Period

Pacific Financial Core Equity Fund*	2.26%	$1,000.00	$979.80	$11.12	$1,013.63	$11.31
Pacific Financial Explorer Fund*	2.28%	$1,000.00	$975.70	$11.20	$1,013.53	$11.41
Pacific Financial International Fund*	2.28%	$1,000.00	$969.80	$11.17	$1,013.53	$11.41
Pacific Financial Strategic Conservative Fund*	2.28%	$1,000.00	$1,006.80	$11.38	$1,013.53	$11.41
Pacific Financial Tactical Fund*	2.21%	$1,000.00	$993.80	$10.96	$1,013.87	$11.07
Pacific Financial Faith & Values Based Moderate Fund*	2.72%	$1,000.00	$991.80	$13.47	$1,011.34	$13.60
Pacific Financial Dynamic Allocation Fund*	2.15%	$1,000.00	$997.30	$10.68	$1,014.17	$10.77
Pacific Financial Flexible Growth & Income Fund^	2.22%	$1,000.00	$979.50	$9.07	$1,013.82	$11.12

*	Expenses Paid during the Period are equal to the Class’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days and divided by 366.

^	“Actual” expense information is for the period from December 1, 2015 (date of initial investment) to April 30, 2016. Actual expenses are equal to the Portfolio’s annualized net expense ratio multiplied by 151/366 (to reflect the period from initial investment to April 30, 2016. “Hypothetical” expense information for the Portfolio is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/366 (to reflect the full half-year period).

The Pacific Financial Funds
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2016

Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund, Pacific Financial Tactical Fund, Pacific Financial Faith & Values Based Moderate Fund* – Adviser: The Pacific Financial Group, Inc.

In connection with the regular meeting held on February 24 & 25, 2016 the Board of Trustees (the “Board” or the “Trustees”) of Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between The Pacific Financial Group, Inc. (“PFG”) and the Trust, with respect to Pacific Financial Core Equity Fund (“Pacific Core”), Pacific Financial Explorer Fund (“Pacific Explorer”), Pacific Financial International Fund (“Pacific International”), Pacific Financial Strategic Conservative Fund (“Pacific Strategic”), Pacific Financial Tactical Fund (“Pacific Tactical”), Pacific Financial Faith & Values Based Moderate Fund (“Pacific FV Moderate”) (each a “Fund” and collectively referred to as the “Pacific Funds”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Services. The Trustees noted that the adviser was founded in 1984 and currently manages approximately $1.4 billion in assets, providing a range of investment management and financial services to professional financial advisers and their clients. They reviewed the background information of the key investment personnel responsible for servicing the Pacific Funds, taking into consideration their education and noting that the team has diverse financial industry experience with a majority of the team having significant tenure with the adviser. The Trustees considered that the adviser utilizes a proprietary investment process it refers to as “Rational Analysis”, which combines financial research, technical analysis, and quantitative analysis to make investment decisions. They agreed that the adviser continues to exhibit a robust research process by providing its investment team access to various vendor based research platforms and systems so it can perform the necessary analysis, analytics, and risk analysis in selecting the Pacific Funds’ investments. They acknowledged that although not all strategy risks can be eliminated, the adviser demonstrates a solid understanding of the various risk related to each Fund and attempts to mitigate these risks through diligent monitoring of the economy, asset classes, market sectors, and Fund holdings using the available tools in its investment process and has the ability to reduce exposures or shift positions to take a more conservative or defensive position. The Trustees noted that the adviser monitors compliance with each Fund’s day-to-day activities to review and confirm that prospective trades are acceptable and within investment guidelines. They considered that the adviser selects and maintains broker-dealers based on a quarterly review and evaluation of various brokers based on qualitative, operational and service factors to determine if the criteria is being met and best execution achieved. They considered it a positive that the adviser reported no material compliance or litigation issues since the previous advisory contract approval. The Board noted its familiarity with the adviser and acknowledged the continuity and teamwork of the investment team and a strong compliance culture. The Board also noted that the adviser has continued to provide resources necessary to support its investment process, concluding that the adviser should continue to provide quality service to the Pacific Funds and their shareholders.

Performance.

The Trustees considered that each Fund is used as an asset allocation vehicle and is susceptible to wide swings in asset levels among the Pacific Funds despite growth of the fund family as a whole.

Pacific Core. The Trustees noted that the Fund is rated a one-star fund by Morningstar overall and a 2-star fund for the recent three year period. They considered that the Fund captured lower upside and generally higher downside over the 1, 3 and 5 year periods. The Trustees reviewed MPT statistics noting the Fund exhibits a Sharpe ratio of less than 1, a Sortino ratio of 1, but acknowledged that both are lower than the benchmark index and Morningstar category. The Trustees agreed that, upon a review of the Fund, the adviser is staying true to its mandate, consistent with the prospectus, and should be retained.

The Pacific Financial Funds
SUPPLEMENTAL INFORMATION (Continued) (Unaudited)
April 30, 2016

Pacific Explorer. The Trustees considered that over the recent one and three year periods, the Fund has exhibited similar upside capture and approximately the same downside capture relative to the benchmark. They noted the Fund has maintained below index Sharpe and Sortino ratios with a Sharpe ratio of less than 1 and a respectable Sortino ratio of 1.27. The Trustees noted that the Fund underperformed its benchmark and the Morningstar category over the 1, 2 and 3 year periods, but acknowledged that the level of underperformance is narrowing. The Trustees agreed that a review of the Fund shows the assets are invested in line with the objectives of the Fund as outlined in the prospectus, execution appears to be consistent with the prospectus and, therefore, the adviser should be retained.

Pacific International. The Trustees noted that the Fund underperformed its benchmarks in the most recent fiscal year. They noted the Fund experienced materially lower highs and slightly lower lows which seems to be the result of attempts to generate alpha with a different allocation than its benchmark. The Trustees noted that the adviser has made adjustments to the Fund’s strategy in an effort to bring Fund returns in line with benchmark allocations. The Trustees agreed that despite the underperformance and asset tilt, the Fund is operating within the parameters of the prospectus, and the adviser is recognizing opportunities to deliver improved performance. The Trustees concluded that the performance is reasonable and the adviser should be retained.

Pacific Strategic. The Trustees noted that the Fund captured materially less upside and similar downside relative to the Morningstar category. They further noted that the Fund continues to underperform its index, Morningstar category, and peer group, although performance is coming closer to that of the peer group over the longer term. They considered that the adviser recognizes that it managed the Fund more conservatively in anticipation of interest rate risk and is reviewing its asset allocation methodology within the parameters of the prospectus. The Trustees agreed that, although the Fund has exhibited underperformance, the adviser appears to be taking steps to improve performance, and noted the Fund is following its stated objective. The Trustees concluded that the performance is reasonable.

Pacific Tactical. The Trustees noted that over the last year the Fund underperformed its benchmark, but outperformed the Morningstar category and adviser selected peer group showing equal max downside and upside capture. They acknowledged the Fund’s performance has shown drastic improvement in recent years ranking a three-star fund overall and for the three and five year periods by Morningstar. The Trustees noted the Fund continues to show improvement versus its Morningstar category and peer group, and is following the strategy as outlined in the prospectus. The Trustees concluded that performance is reasonable and the adviser should be retained.

Pacific FV Moderate. The Trustees acknowledged the Fund’s relatively short performance history. They noted that the Fund has underperformed its benchmark, Morningstar category and peer group with modestly higher single month performance versus its benchmark. The Trustees reviewed the Fund’s use of an ethical screen noting that the screen poses a challenge to performance relative to its benchmark. The Trustees agreed that the performance is not unreasonable and the adviser should be retained.

Fees and Expenses. The Trustees noted that the advisory fee for each Fund other than Pacific Conservative is 1.00%, and the fee charged for Pacific Conservative, following a permanent fee reduction effective in January 2016, is 0.75%.

Pacific Core. The Trustees noted that the advisory fee is higher than the peer group average of 0.85% and Morningstar Large Blend category average of 0.55%. They considered, however, that the advisory fee is within the range of fees for both benchmark groups, and agreed that in light of the adviser’s active management mandate, and avoidance of indexing in the implementation of the Fund’s strategy, the Trustees agreed that the advisory fee was not unreasonable.

Pacific Explorer. The Trustees noted that the advisory fee is higher than the peer group and Morningstar US Large Blend category averages, and equal to the highest fee in the peer group, but within the range of fees charged the Morningstar category funds 0.00% - 1.24%. They considered the Fund’s net expense ratio noting it is higher than the highest expense ratio in each benchmark group presented. They considered that a significant portion of the Fund’s expenses are attributable to acquired fund fees and expenses (“AFFE”), and considered that many peer funds, by virtue of their structure, do not have similarly high AFFE costs. The Trustees acknowledged that the advisory fee is at the high range of the peer group, but agreed that considering the adviser’s active mandate, the fee was not unreasonable.

Pacific International. The Trustees noted that the advisory fee is in line with the peer group average of 0.92% and within the range of fees charged by the peer group (0.76% - 1.07%) and Morningstar Foreign Large Blend (0.00% - 2.52%). They considered that a significant portion of the Fund’s expenses are attributable to acquired fund fees and expenses (“AFFE”), and considered that many peer funds, by virtue of their structure, do not have similarly high AFFE costs. The Trustees agreed that, considering the adviser’s active management mandate and that it does not engage in indexing, the advisory fee was not unreasonable.

The Pacific Financial Funds
SUPPLEMENTAL INFORMATION (Continued) (Unaudited)
April 30, 2016

Pacific Strategic. The Trustees noted the adviser voluntarily lowered the Fund’s advisory fee in January 2016 to 0.75%. They acknowledged that the fee is higher than the average of the peer group and Morningstar Intermediate Term Bond Category, but within the range of fees charged by both groups. The Trustees agreed that the advisory fee was not unreasonable.

Pacific Tactical. The Trustees noted that the advisory fee is in line with the peer group average of 0.94% and within the range of fees charged by the peer group (0.55% - 1.60%) and Morningstar Tactical Allocation (0.10% - 1.50%). They considered that a significant portion of the Fund’s expenses are attributable to AFFE costs, and considered that many peer funds, by virtue of their structure, do not have similarly high AFFE costs. The Trustees agreed that, considering the adviser’s active management mandate and that it does not engage in indexing, the advisory fee was not unreasonable.

Pacific FV Moderate. The Trustees noted that the advisory fee is within the range of fees charged by the peer group (0.21% - 1.06%) and Morningstar Moderate Allocation (0.01% - 1.02%). They acknowledged the relatively small size of the Fund noting the impact of small asset size on overall Fund fees and expenses. They considered that a significant portion of the Fund’s expenses are attributable to AFFE costs, and considered that many peer funds, by virtue of their structure, do not have similarly high AFFE costs. The Trustees agreed that, considering the adviser’s active management and socially responsible mandate and that it does not engage in indexing, the advisory fee was not unreasonable.

Additionally, the Trustees acknowledged that the Pacific Funds are not marketed to the general public and, rather, are intended to be part of a professionally advised portfolio by financial planners who normally charge an additional fee for such services. They considered the additional services shareholders receive from the adviser and noted the adviser works with client representatives to develop strategies to meet the needs of clients invested in the Pacific Funds. After further discussion, the Trustees concluded that the management fee for each Fund was reasonable.

Economies of Scale. The Trustees considered whether economies of scale had been realized, on a fund-by-fund basis, with respect to the management of the Funds. They noted that although the fund family increased its total assets, given the adviser’s projected AUM for each Fund at the end of the current fiscal year, and the adviser’s representation that it would consider breakpoints in the future as each Fund reached a size that achieved reasonable economies of scale the current fee arrangement was acceptable. After discussion, it was the consensus of the Trustees that based on current size of each Fund, while potential economies had not been reached at this time, the matter of economies of scale would be revisited at the next renewal of the agreement and as a Fund size materially increases.

Profitability. The Trustees reviewed the profitability analyses for each Fund provided by the adviser. The Trustees considered the adviser’s profits realized in connection with the operation of each Fund and whether the profit level represented is a fair entrepreneurial profit with respect to the services to be provided to the Funds. The Trustees noted that the adviser earned a profit from each Fund, and agreed that the profits were reasonable in each case. The Trustees concluded that the level of profit was not excessive.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure was reasonable and that renewal of the advisory agreement was in the best interests of the shareholders of the Pacific Funds.

*	Due to timing of the contract approval schedule, these deliberations may or may not relate to the current performance results of the Pacific Funds.

FUND NAME
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2016

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	119	Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (since 2014); Altegris KKR Commitments Master Fund and Altegris KKR Commitments Fund (since 2014)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	119	Schroder Global Series Trust (since 2012); Two Roads Shared Trust (since 2012); Northern Lights Variable Trust (since 2013); Altegris KKR Commitments Master Fund; Altegris KKR Commitments Fund (since 2014) and Ramius Archview Credit and Distressed Fund (since 2015)
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	107	AdvisorOne Funds (2004- 2013); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (since 2007); Greenwich Advisers Trust (2007- February 2011); Global Real Estate Fund (2008-2011); The World Funds Trust (2010- 2013); Northern Lights Variable Trust (since 2006)
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	107	AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006); CLA Strategic Allocation Fund (2014-2015)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	146	Northern Lights Variable Trust (since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012)
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); President, Auditing Section of the American Accounting Association (2012-2015); Former member of the AICPA Auditing Standards Board, AICPA (2008-2011).	146	Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc. (2007-2012); Northern Lights Fund Trust III (since 2012); Northern Lights Variable Trust (since 2007)

4/30/16 – NLFT_v2

FUND NAME
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2016

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Andrew Rogers*** 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Trustee Since 2013; President Since 2006	Chief Executive Officer, Gemini Alternative Funds, LLC (since 2013); Chief Executive Officer, Gemini Hedge Fund Services, LLC (since 2013); Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly President and Manager, Blu Giant, LLC (2004 - 2011).	107	Northern Lights Variable Trust (since 2013)
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Blu Giant, (2004 - 2013).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).	N/A	N/A
Lynn Bowley 17605 Wright Street Suite 2, Omaha, NE 68130 Born in 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust II (“NLFT II”), Northern Lights Fund Trust III (“NLFT III”), Northern Lights Fund Trust IV (“NLFT IV”), Northern Lights Variable Trust (“NLVT”) and Two Roads Shared Trust.

***	Andrew Rogers is an “Interested Trustee” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant and Transfer Agent).

The Fund’s SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-451-TPFG.

4/30/16 – NLFT_v2

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how a Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that a Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-451-TPFG or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-451-TPFG.

INVESTMENT ADVISOR
The Pacific Financial Group, Inc.
777 108th Avenue NE, Suite 2100
Bellevue, WA 98004

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Hertl is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees
2012 - $51,250
2013 - $51,250
2014 - $56,500
2015- $63,000
2016 - $88,000

(b)	Audit-Related Fees
2012 - $0
2013 - $0
2014 - $0
2015- $0
2016- $0

(c)	Tax Fees

2012 - $12,500

2013 - $12,500

2014 - $15,000

2015- $15,000

2016- $20,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2011 – None

2012 – None

2013 – None

2014 – None

2015 – None

(e) (1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2012	2013	2014	2015	2016
Audit-Related Fees:	0.00%	0.00%	0.00%	0.00%	0.00%
Tax Fees:	0.00%	0.00%	0.00%	0.00%	0.00%
All Other Fees:	0.00%	0.00%	0.00%	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2012 - $12,500
2013 - $12,500
2014 - $15,000
2015- $15,000
2016 - $20,000

(h) The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 7/8/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 7/8/16

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer

Date 7/8/16